CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 2.0%
AAR Corp.(1)	3,232	$ 353,775
AeroVironment, Inc.(1)	3,124	571,848
AerSale Corp.(1)	2,566	15,961
AIRO Group Holdings, Inc.(1)	1,681	12,784
Archer Aviation, Inc., Class A(1)(2)	49,820	257,569
Astronics Corp.(1)	2,529	168,760
Beta Technologies, Inc., Class A(1)	2,722	40,013
Byrna Technologies, Inc.(1)(2)	1,694	15,551
Cadre Holdings, Inc.	2,379	72,988
Ducommun, Inc.(1)	1,153	140,666
Eve Holding, Inc.(1)	7,782	19,299
Firefly Aerospace, Inc.(1)	1,745	49,680
Intuitive Machines, Inc.(1)	9,143	169,694
Kratos Defense & Security Solutions, Inc.(1)	14,946	1,053,842
Mercury Systems, Inc.(1)	4,495	327,730
Moog, Inc., Class A	2,315	677,462
National Presto Industries, Inc.	435	59,621
Park Aerospace Corp.	1,494	40,906
Red Cat Holdings, Inc.(1)(2)	8,444	110,532
Redwire Corp.(1)	8,681	73,789
Satellogic, Inc., Class A(1)	7,038	38,287
V2X, Inc.(1)	2,169	148,576
Voyager Technologies, Inc., Class A(1)	3,922	91,736
VSE Corp.	2,227	410,659
York Space Systems, Inc.(1)	1,457	32,302
		$4,954,030
Air Freight & Logistics — 0.1%
Arrive AI, Inc.(1)	310	$247
Forward Air Corp.(1)	1,771	29,593
Hub Group, Inc., Class A	4,853	174,902
Radiant Logistics, Inc.(1)	3,434	24,210
		$228,952
Automobile Components — 1.0%
Adient PLC(1)	6,432	$129,991
Cooper-Standard Holdings, Inc.(1)	1,396	38,906
Dana, Inc.	9,265	311,767
Dauch Corp.(1)	19,065	113,055
Dorman Products, Inc.(1)	2,307	240,758
Fox Factory Holding Corp.(1)	3,513	57,824
Garrett Motion, Inc.	14,545	264,283
Gentherm, Inc.(1)	2,546	70,728
Goodyear Tire & Rubber Co.(1)	21,829	144,726
Holley, Inc.(1)	5,177	15,893
LCI Industries	1,922	236,368
Motorcar Parts of America, Inc.(1)	1,110	12,277
Patrick Industries, Inc.	2,716	301,666
Phinia, Inc.	3,220	220,377
Security	Shares	Value
Automobile Components (continued)
Solid Power, Inc.(1)	12,748	$ 38,244
Standard Motor Products, Inc.	1,766	61,351
Strattec Security Corp.(1)	396	31,023
Visteon Corp.	2,296	209,189
XPEL, Inc.(1)	2,011	89,007
		$ 2,587,433
Automobiles — 0.0%†
Faraday Future Intelligent Electric, Inc.(1)	9,087	$ 2,497
Livewire Group, Inc.(1)	3,750	6,225
Winnebago Industries, Inc.	2,279	70,626
		$79,348
Banks — 9.4%
1st Source Corp.	1,546	$106,999
ACNB Corp.	866	41,455
Amalgamated Financial Corp.	1,957	76,069
Amerant Bancorp, Inc.	3,105	68,434
Ameris Bancorp	5,374	419,118
Ames National Corp.	711	20,064
Arrow Financial Corp.	1,323	44,413
Associated Banc-Corp.	13,514	349,472
Atlantic Union Bankshares Corp.	11,581	413,905
Avidbank Holdings, Inc.(1)	236	6,726
Axos Financial, Inc.(1)	4,418	375,928
Banc of California, Inc.	10,730	188,633
BancFirst Corp.	1,745	189,332
Bancorp, Inc.(1)	3,438	184,724
Bank First Corp.	844	113,991
Bank of Hawaii Corp.	3,198	237,451
Bank of Marin Bancorp	1,196	30,653
Bank of NT Butterfield & Son Ltd.	3,487	182,998
Bank7 Corp.	308	12,283
BankUnited, Inc.	6,089	274,979
Bankwell Financial Group, Inc.	557	27,026
Banner Corp.	2,848	172,817
Bar Harbor Bankshares	1,466	47,572
Baycom Corp.	964	28,655
BCB Bancorp, Inc.	1,078	9,680
Beacon Financial Corp.	6,966	208,980
Blue Foundry Bancorp(1)	1,489	19,714
Blue Ridge Bankshares, Inc.	6,559	27,548
Bridgewater Bancshares, Inc.(1)	1,907	33,754
Burke & Herbert Financial Services Corp.	1,129	70,325
Business First Bancshares, Inc.	2,379	64,328
BV Financial, Inc.(1)	884	16,920
Byline Bancorp, Inc.	2,620	82,713
C&F Financial Corp.	312	22,757
California BanCorp	1,898	33,633
Camden National Corp.	1,401	66,477
Capital Bancorp, Inc.	1,195	35,539

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	1,232	$ 53,543
Capitol Federal Financial, Inc.	10,295	73,403
Carter Bankshares, Inc.(1)	1,998	46,593
Cathay General Bancorp	5,401	269,294
CB Financial Services, Inc.	476	16,270
Central Pacific Financial Corp.	2,221	70,983
CF Bankshares, Inc.	392	10,941
Chain Bridge Bancorp, Inc., Class A(1)	239	8,341
Chemung Financial Corp.	289	15,554
ChoiceOne Financial Services, Inc.	1,161	32,647
Citizens & Northern Corp.	1,548	34,582
Citizens Community Bancorp, Inc.	980	19,404
Citizens Financial Services, Inc.	364	22,259
City Holding Co.	1,176	140,556
Civista Bancshares, Inc.	1,318	30,037
CNB Financial Corp.	2,660	77,034
Coastal Financial Corp.(1)	1,078	82,036
CoastalSouth Bancshares, Inc.	752	18,492
Colony Bankcorp, Inc.	1,731	34,568
Columbia Financial, Inc.(1)	2,273	39,800
Commercial Bancgroup, Inc.	560	14,571
Community Financial System, Inc.	4,426	259,585
Community Trust Bancorp, Inc.	1,334	81,000
Community West Bancshares	1,475	34,367
ConnectOne Bancorp, Inc.	3,984	106,652
Customers Bancorp, Inc.(1)	2,599	180,397
CVB Financial Corp.	10,549	204,545
Dime Community Bancshares, Inc.	3,332	112,688
Eagle Bancorp Montana, Inc.	756	15,558
Eagle Bancorp, Inc.	2,353	58,519
Eagle Financial Services, Inc.	469	16,406
Eastern Bankshares, Inc.	17,991	351,904
ECB Bancorp, Inc.(1)	786	13,150
Enterprise Financial Services Corp.	3,066	165,901
Equity Bancshares, Inc., Class A	1,404	62,352
Esquire Financial Holdings, Inc.	598	64,285
Farmers & Merchants Bancorp, Inc.	1,340	34,398
Farmers National Banc Corp.	4,739	62,365
FB Bancorp, Inc.(1)(2)	1,821	25,021
FB Financial Corp.	3,655	189,841
Fidelity D&D Bancorp, Inc.	385	16,663
Financial Institutions, Inc.	1,613	51,148
Finward Bancorp	350	12,705
Finwise Bancorp(1)	925	14,671
First Bancorp, Inc.	1,085	30,413
First BanCorp./Puerto Rico	12,918	275,928
First Bancorp/Southern Pines NC(2)	3,374	190,125
First Bank/Hamilton	2,134	34,144
First Busey Corp.	7,156	180,832
First Business Financial Services, Inc.	645	34,785
First Capital, Inc.	333	16,527
Security	Shares	Value
Banks (continued)
First Commonwealth Financial Corp.	8,724	$ 153,368
First Community Bankshares, Inc.	1,305	54,184
First Community Corp.	755	22,069
First Financial Bancorp	8,516	237,426
First Financial Bankshares, Inc.	10,927	321,800
First Financial Corp.	952	60,166
First Foundation, Inc.(1)	4,983	29,400
First Internet Bancorp	795	16,202
First Interstate BancSystem, Inc., Class A	7,061	235,837
First Merchants Corp.	5,162	199,924
First Mid Bancshares, Inc.	1,819	74,925
First National Corp.	796	21,428
First United Corp.	615	22,534
First Western Financial, Inc.(1)	592	14,551
Firstsun Capital Bancorp(1)	1,053	38,392
Five Star Bancorp	1,304	49,187
Flagstar Bank NA	24,676	324,983
Flushing Financial Corp.	2,869	44,068
Franklin Financial Services Corp.	428	21,862
FS Bancorp, Inc.	547	21,109
Fulton Financial Corp.	14,757	300,157
FVCBankcorp, Inc.	1,120	17,013
GBank Financial Holdings, Inc.(1)	919	24,592
German American Bancorp, Inc.	3,031	126,665
Glacier Bancorp, Inc.	10,641	475,333
Great Southern Bancorp, Inc.	796	50,251
Greene County Bancorp, Inc.	508	11,384
Hancock Whitney Corp.	6,884	437,754
Hanmi Financial Corp.	2,509	66,137
Hanover Bancorp, Inc.	484	10,450
Hawthorn Bancshares, Inc.	593	19,978
HBT Financial, Inc.	957	25,571
Heritage Commerce Corp.	5,060	63,149
Heritage Financial Corp.	2,850	74,100
Hilltop Holdings, Inc.	3,733	133,716
Hingham Institution for Savings	147	42,018
Home Bancorp, Inc.	638	38,650
Home BancShares, Inc.	15,301	412,056
HomeTrust Bancshares, Inc.	1,291	55,061
Hope Bancorp, Inc.	10,340	115,498
Horizon Bancorp, Inc.	3,629	60,133
Independent Bank Corp./MA	4,075	306,481
Independent Bank Corp./MI	1,669	55,578
International Bancshares Corp.	4,429	298,027
Investar Holding Corp.	906	24,707
John Marshall Bancorp, Inc.	1,260	25,553
Kearny Financial Corp.	5,244	39,592
Lakeland Financial Corp.	2,101	120,555
Landmark Bancorp, Inc.	487	12,078
LCNB Corp.	873	13,610
LINKBANCORP, Inc.	2,168	18,081

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Live Oak Bancshares, Inc.	2,955	$ 97,722
MainStreet Bancshares, Inc.	718	15,940
Mechanics Bancorp, Class A	3,937	58,071
Mercantile Bank Corp.	1,327	67,013
Meridian Corp.	926	17,557
Metrocity Bankshares, Inc.	1,802	51,663
Metropolitan Bank Holding Corp.	766	63,800
Mid Penn Bancorp, Inc.	1,632	52,485
Midland States Bancorp, Inc.	1,674	37,347
MVB Financial Corp.	1,120	27,810
National Bank Holdings Corp., Class A	3,168	124,059
National Bankshares, Inc.	477	17,368
NB Bancorp, Inc.	3,422	72,102
NBT Bancorp, Inc.	4,280	182,242
Nicolet Bankshares, Inc.	1,564	232,442
Northeast Bank	655	73,602
Northeast Community Bancorp, Inc.	1,105	26,299
Northfield Bancorp, Inc.	3,026	40,972
Northpointe Bancshares, Inc.	1,667	28,772
Northrim BanCorp, Inc.	1,816	41,550
Northwest Bancshares, Inc.	12,134	153,980
Norwood Financial Corp.	609	17,917
Oak Valley Bancorp	556	18,031
OceanFirst Financial Corp.	4,778	86,195
OFG Bancorp	3,729	150,875
Ohio Valley Banc Corp.	388	17,018
Old National Bancorp	28,938	639,530
Old Second Bancorp, Inc.	4,314	86,970
OP Bancorp	1,203	16,000
Orange County Bancorp, Inc.	844	26,991
Origin Bancorp, Inc.	2,486	103,070
Orrstown Financial Services, Inc.	1,561	56,321
Park National Corp.	1,240	202,678
Parke Bancorp, Inc.	758	21,527
Pathward Financial, Inc.	1,845	164,629
Patriot National Bancorp, Inc.(1)	4,486	5,787
PCB Bancorp	873	19,634
Peapack-Gladstone Financial Corp.	1,338	47,111
Peoples Bancorp of North Carolina, Inc.	446	17,465
Peoples Bancorp, Inc.	2,915	95,816
Peoples Financial Services Corp.	901	48,050
Pioneer Bancorp, Inc.(1)	918	12,779
Plumas Bancorp	452	22,067
Ponce Financial Group, Inc.(1)	1,689	28,223
Preferred Bank/Los Angeles	976	88,513
Primis Financial Corp.	1,573	20,889
Princeton Bancorp, Inc.	420	14,183
Provident Financial Services, Inc.	10,766	227,809
QCR Holdings, Inc.	1,382	118,092
RBB Bancorp	1,318	28,166
Red River Bancshares, Inc.	422	38,166
Security	Shares	Value
Banks (continued)
Renasant Corp.	7,882	$ 284,777
Republic Bancorp, Inc., Class A	700	49,385
Rhinebeck Bancorp, Inc.(1)	461	7,109
Richmond Mutual BanCorp, Inc.	930	12,620
Riverview Bancorp, Inc.	2,086	11,473
S&T Bancorp, Inc.	3,197	133,731
SB Financial Group, Inc.	606	12,726
Seacoast Banking Corp. of Florida	7,956	240,987
ServisFirst Bancshares, Inc.	4,313	314,116
Shore Bancshares, Inc.	2,605	48,661
Sierra Bancorp	1,018	34,531
Simmons First National Corp., Class A	11,847	230,424
SmartFinancial, Inc.	1,215	47,482
Sound Financial Bancorp, Inc.	219	9,572
South Plains Financial, Inc.	1,012	42,403
Southern First Bancshares, Inc.(1)	613	33,408
Southern Missouri Bancorp, Inc.	808	51,664
Southside Bancshares, Inc.	2,417	75,145
SR Bancorp, Inc.	804	13,572
Stellar Bancorp, Inc.	3,931	143,914
Sterling Bancorp, Inc.(1)(3)	1,284	0
Stock Yards Bancorp, Inc.	2,199	145,772
Texas Capital Bancshares, Inc.(1)	3,592	340,809
Third Coast Bancshares, Inc.(1)	1,075	40,667
Timberland Bancorp, Inc.	623	24,565
Tompkins Financial Corp.	1,127	88,853
Towne Bank	7,041	237,070
TriCo Bancshares	2,532	120,371
Triumph Financial, Inc.(1)	1,897	113,175
TrustCo Bank Corp.	1,555	68,078
Trustmark Corp.	4,513	190,178
UMB Financial Corp.	6,004	677,191
Union Bankshares, Inc.	372	9,047
United Bankshares, Inc.	11,360	470,531
United Community Banks, Inc.	9,946	313,200
United Security Bancshares	1,414	14,861
Unity Bancorp, Inc.	748	38,769
Univest Financial Corp.	2,408	82,498
USCB Financial Holdings, Inc.	808	14,980
Valley National Bancorp	39,397	483,795
Virginia National Bankshares Corp.	390	14,898
WaFd, Inc.	6,235	195,779
Washington Trust Bancorp, Inc.	1,609	53,837
WesBanco, Inc.	7,914	272,954
West BanCorp, Inc.	1,387	32,997
Westamerica BanCorp	2,062	107,533
Western New England Bancorp, Inc.	1,877	24,270
WSFS Financial Corp.	4,373	286,257
		$23,935,124

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages — 0.1%
MGP Ingredients, Inc.	1,388	$ 25,525
National Beverage Corp.(1)	2,005	67,468
Vita Coco Co., Inc.(1)	3,870	185,412
Zevia PBC, Class A(1)	3,222	3,770
		$ 282,175
Biotechnology — 8.8%
4D Molecular Therapeutics, Inc.(1)	3,355	$ 31,235
Abeona Therapeutics, Inc.(1)(2)	4,459	19,976
Absci Corp.(1)	11,142	33,426
ACADIA Pharmaceuticals, Inc.(1)	10,398	231,459
Actuate Therapeutics, Inc.(1)(2)	601	1,647
ADC Therapeutics SA(1)	6,859	25,721
ADMA Biologics, Inc.(1)	18,820	169,568
Agios Pharmaceuticals, Inc.(1)	4,719	159,644
Akebia Therapeutics, Inc.(1)	20,887	29,033
Aktis Oncology, Inc.(1)	1,683	30,109
Aldeyra Therapeutics, Inc.(1)	3,846	6,500
Alector, Inc.(1)	8,175	17,576
Alkermes PLC(1)	13,171	465,727
Allogene Therapeutics, Inc.(1)	13,004	31,730
Altimmune, Inc.(1)(2)	10,680	32,894
Amicus Therapeutics, Inc.(1)	24,184	349,701
AnaptysBio, Inc.(1)	1,494	82,857
Anavex Life Sciences Corp.(1)	6,984	21,441
Anika Therapeutics, Inc.(1)	1,202	17,429
Annexon, Inc.(1)	10,790	59,777
Apogee Therapeutics, Inc.(1)	3,666	308,567
Arbutus Biopharma Corp.(1)	12,648	56,916
Arcellx, Inc.(1)	3,141	360,650
Arcturus Therapeutics Holdings, Inc.(1)	2,317	17,887
Arcus Biosciences, Inc.(1)	6,865	148,284
Arcutis Biotherapeutics, Inc.(1)	8,948	210,815
Ardelyx, Inc.(1)	19,715	118,093
ArriVent Biopharma, Inc.(1)	2,352	54,261
Arrowhead Pharmaceuticals, Inc.(1)	11,177	700,798
ARS Pharmaceuticals, Inc.(1)(2)	4,888	39,251
Atrium Therapeutics, Inc.(1)	950	12,701
aTyr Pharma, Inc.(1)(2)	8,881	6,927
Aura Biosciences, Inc.(1)	4,544	30,399
Aurinia Pharmaceuticals, Inc.(1)	9,729	144,184
Avita Medical, Inc.(1)	2,076	7,681
Beam Therapeutics, Inc.(1)	7,988	190,354
Benitec Biopharma, Inc.(1)	1,477	15,730
Bicara Therapeutics, Inc.(1)	2,893	57,542
BioCryst Pharmaceuticals, Inc.(1)	19,309	183,822
Biohaven Ltd.(1)	9,621	81,394
Bridgebio Pharma, Inc.(1)	12,988	964,489
Bright Minds Biosciences, Inc.(1)	470	34,296
Candel Therapeutics, Inc.(1)(2)	4,016	19,678
Capricor Therapeutics, Inc.(1)	3,566	108,406
Security	Shares	Value
Biotechnology (continued)
Cardiff Oncology, Inc.(1)(2)	5,678	$ 9,198
CareDx, Inc.(1)	4,554	79,057
Cartesian Therapeutics, Inc.(1)	708	4,354
Catalyst Pharmaceuticals, Inc.(1)	9,672	239,479
Celcuity, Inc.(1)	2,871	327,696
Celldex Therapeutics, Inc.(1)	5,472	173,572
CG Oncology, Inc.(1)	4,840	327,571
Cogent Biosciences, Inc.(1)	11,713	450,833
Coherus Oncology, Inc.(1)	9,819	16,594
Compass Therapeutics, Inc.(1)	10,621	56,185
Corvus Pharmaceuticals, Inc.(1)	4,748	69,463
CRISPR Therapeutics AG(1)(2)	7,475	355,586
Cullinan Therapeutics, Inc.(1)	4,305	61,174
Cytokinetics, Inc.(1)	9,760	643,282
Day One Biopharmaceuticals, Inc.(1)	6,422	137,688
Denali Therapeutics, Inc.(1)	11,654	223,757
Design Therapeutics, Inc.(1)	2,570	27,345
DiaMedica Therapeutics, Inc.(1)(2)	2,697	18,259
Dianthus Therapeutics, Inc.(1)	2,934	246,221
Disc Medicine, Inc.(1)	2,248	143,737
Dyne Therapeutics, Inc.(1)	10,907	197,744
Editas Medicine, Inc.(1)	8,245	20,365
Eledon Pharmaceuticals, Inc.(1)(2)	5,984	18,431
Emergent BioSolutions, Inc.(1)	4,560	37,848
Enanta Pharmaceuticals, Inc.(1)	1,973	24,919
Entrada Therapeutics, Inc.(1)	2,417	30,503
Erasca, Inc.(1)	15,524	251,178
Evommune, Inc.(1)	855	19,656
Fate Therapeutics, Inc.(1)(2)	8,358	10,030
Fennec Pharmaceuticals, Inc.(1)	1,499	9,219
Foghorn Therapeutics, Inc.(1)	3,343	15,980
Geron Corp.(1)	45,637	67,999
Gossamer Bio, Inc.(1)	15,867	5,212
GRAIL, Inc.(1)	2,854	147,495
Greenwich Lifesciences, Inc.(1)	585	14,052
Gyre Therapeutics, Inc.(1)	683	4,760
Heron Therapeutics, Inc.(1)	15,618	12,496
Humacyte, Inc.(1)(2)	12,796	7,763
Ideaya Biosciences, Inc.(1)	6,710	223,577
ImmunityBio, Inc.(1)	23,957	183,750
Immunome, Inc.(1)	8,355	182,724
Immunovant, Inc.(1)	6,671	165,708
Inhibikase Therapeutics, Inc.(1)(2)	6,174	10,372
Inhibrx Biosciences, Inc.(1)	736	49,481
Inmune Bio, Inc.(1)	1,196	1,351
Intellia Therapeutics, Inc.(1)	9,086	116,482
Iovance Biotherapeutics, Inc.(1)	27,607	96,901
Ironwood Pharmaceuticals, Inc.(1)	13,773	48,343
Jade Biosciences, Inc.	2,608	36,642
Janux Therapeutics, Inc.(1)	3,289	45,717
KalVista Pharmaceuticals, Inc.(1)(2)	3,186	64,134

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Keros Therapeutics, Inc.(1)	2,372	$ 26,187
Kodiak Sciences, Inc.(1)	3,097	118,058
Korro Bio, Inc.(1)	598	6,769
Krystal Biotech, Inc.(1)	2,055	530,848
Kura Oncology, Inc.(1)	7,304	59,382
Kymera Therapeutics, Inc.(1)	4,663	388,381
Larimar Therapeutics, Inc.(1)	4,121	18,544
Lexeo Therapeutics, Inc.(1)	5,121	29,395
Madrigal Pharmaceuticals, Inc.(1)	1,400	732,858
MannKind Corp.(1)	25,295	61,973
MapLight Therapeutics, Inc.(1)	1,371	27,872
MeiraGTx Holdings PLC(1)	3,481	30,145
MiMedx Group, Inc.(1)	9,887	39,054
Mineralys Therapeutics, Inc.(1)	3,798	102,888
Mirum Pharmaceuticals, Inc.(1)	3,483	321,760
Monopar Therapeutics, Inc.(1)(2)	300	16,437
Monte Rosa Therapeutics, Inc.(1)	4,952	81,460
Myriad Genetics, Inc.(1)	7,687	34,591
Neurogene, Inc.(1)	1,009	20,341
Nkarta, Inc.(1)	5,184	10,938
Novavax, Inc.(1)	12,509	101,823
Nurix Therapeutics, Inc.(1)	8,136	126,108
Nuvalent, Inc., Class A(1)	4,064	416,357
Nuvectis Pharma, Inc.(1)	1,314	10,157
Olema Pharmaceuticals, Inc.(1)	5,716	85,226
Organogenesis Holdings, Inc.(1)	5,386	12,765
ORIC Pharmaceuticals, Inc.(1)	5,413	68,583
Oruka Therapeutics, Inc.(1)	3,132	153,625
Palvella Therapeutics, Inc.(1)	580	72,297
Perspective Therapeutics, Inc.(1)	5,476	22,835
Praxis Precision Medicines, Inc.(1)	2,113	680,787
Precigen, Inc.(1)(2)	13,542	52,408
Prime Medicine, Inc.(1)	8,407	29,256
Protagonist Therapeutics, Inc.(1)	4,725	498,015
Protalix BioTherapeutics, Inc.(1)(2)	7,119	15,448
Protara Therapeutics, Inc.(1)	3,298	17,183
Prothena Corp. PLC(1)	3,428	33,320
PTC Therapeutics, Inc.(1)	6,439	438,689
Puma Biotechnology, Inc.(1)	4,055	25,911
Recursion Pharmaceuticals, Inc., Class A(1)(2)	37,513	115,165
REGENXBIO, Inc.(1)	4,037	33,830
Relay Therapeutics, Inc.(1)	11,180	111,241
Replimune Group, Inc.(1)	6,167	47,178
Rezolute, Inc.(1)	6,834	20,844
Rhythm Pharmaceuticals, Inc.(1)	4,365	379,624
Rigel Pharmaceuticals, Inc.(1)	1,472	39,803
Rocket Pharmaceuticals, Inc.(1)	7,797	27,913
Sana Biotechnology, Inc.(1)	13,411	38,624
Savara, Inc.(1)	11,495	62,763
Scholar Rock Holding Corp.(1)	7,144	351,199
SELLAS Life Sciences Group, Inc.(1)(2)	14,065	59,495
Security	Shares	Value
Biotechnology (continued)
Sionna Therapeutics, Inc.(1)	1,302	$ 52,197
Soleno Therapeutics, Inc.(1)	4,124	138,071
Solid Biosciences, Inc.(1)	4,926	35,467
Spyre Therapeutics, Inc.(1)	5,593	282,111
Stoke Therapeutics, Inc.(1)	4,009	130,533
Syndax Pharmaceuticals, Inc.(1)	7,119	166,300
Tango Therapeutics, Inc.(1)	9,089	190,142
Taysha Gene Therapies, Inc.(1)	17,672	78,994
Tectonic Therapeutic, Inc.(1)	1,122	34,681
Tevogen Bio Holdings, Inc.(1)(2)	42	190
TG Therapeutics, Inc.(1)	11,790	391,664
Tonix Pharmaceuticals Holding Corp.(1)(2)	773	10,629
Travere Therapeutics, Inc.(1)	6,697	198,968
TriSalus Life Sciences, Inc.(1)	1,629	6,516
TuHURA Biosciences, Inc.(1)(2)	2,622	4,693
Twist Bioscience Corp.(1)	4,940	234,749
Tyra Biosciences, Inc.(1)	1,991	76,255
Upstream Bio, Inc.(1)	2,741	24,669
UroGen Pharma Ltd.(1)(2)	3,082	55,414
Vanda Pharmaceuticals, Inc.(1)	4,281	29,582
Vaxcyte, Inc.(1)	10,284	597,603
Vera Therapeutics, Inc.(1)	5,061	203,604
Veracyte, Inc.(1)	6,549	210,943
Verastem, Inc.(1)	5,483	29,060
Vericel Corp.(1)	4,210	135,436
Vir Biotechnology, Inc.(1)	7,386	66,179
Viridian Therapeutics, Inc.(1)	6,486	126,866
Voyager Therapeutics, Inc.(1)	3,923	15,143
Xencor, Inc.(1)	5,885	70,973
Xenon Pharmaceuticals, Inc.(1)	7,138	415,075
XOMA Royalty Corp.(1)	959	30,084
Zenas Biopharma, Inc.(1)(2)	1,924	37,614
Zymeworks, Inc.(1)	4,164	104,267
		$22,413,483
Broadline Retail — 0.1%
Groupon, Inc.(1)	2,090	$24,871
Kohl's Corp.	9,116	117,596
Savers Value Village, Inc.(1)	3,243	24,128
		$166,595
Building Products — 1.5%
American Woodmark Corp.(1)	1,200	$47,796
Apogee Enterprises, Inc.	1,769	59,332
AZZ, Inc.	2,482	310,573
CSW Industrials, Inc.	1,323	344,747
Gibraltar Industries, Inc.(1)	2,494	99,436
Griffon Corp.	3,207	233,085
Insteel Industries, Inc.	1,562	52,499
Janus International Group, Inc.(1)	11,333	58,365
JELD-WEN Holding, Inc.(1)	8,463	10,494

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
MasterBrand, Inc.(1)	10,617	$ 88,227
Modine Manufacturing Co.(1)	4,291	929,903
Quanex Building Products Corp.	3,851	69,202
Resideo Technologies, Inc.(1)	10,489	353,584
Tecnoglass, Inc.	2,239	99,747
UFP Industries, Inc.	4,724	435,175
Zurn Elkay Water Solutions Corp., Class C	12,459	558,662
		$ 3,750,827
Capital Markets — 1.6%
Acadian Asset Management, Inc.	2,243	$122,064
AlTi Global, Inc.(1)	4,345	15,729
Artisan Partners Asset Management, Inc., Class A	5,232	190,393
Bakkt, Inc.(1)	934	6,874
BGC Group, Inc., Class A	30,304	296,373
Cohen & Steers, Inc.	2,319	145,053
Diamond Hill Investment Group, Inc.	250	43,025
DigitalBridge Group, Inc.	14,321	220,830
Donnelley Financial Solutions, Inc.(1)	2,224	104,839
Fold Holdings, Inc.(1)(2)	503	664
GCM Grosvenor, Inc., Class A	4,316	42,297
Innventure, Inc.(1)(2)	4,238	16,571
Marex Group PLC	4,498	200,521
MarketWise, Inc.	63	1,179
Miami International Holdings, Inc.(1)	1,912	74,415
Moelis & Co., Class A	6,036	344,052
Open Lending Corp., Class A(1)	9,892	12,365
Patria Investments Ltd., Class A(2)	5,415	68,229
Perella Weinberg Partners	5,195	94,341
Piper Sandler Cos.	5,800	443,990
PJT Partners, Inc., Class A	1,866	260,718
Ridgepost Capital, Inc., Class A(2)	5,554	40,322
Siebert Financial Corp.(1)(2)	1,444	2,773
Silvercrest Asset Management Group, Inc., Class A	744	9,999
StepStone Group, Inc., Class A	5,666	270,382
StoneX Group, Inc.(1)	5,968	481,319
Value Line, Inc.	91	3,211
Victory Capital Holdings, Inc., Class A	3,700	242,276
Virtus Investment Partners, Inc.	549	73,758
Wealthfront Corp.(1)	2,869	26,538
Webull Corp.(1)	22,170	106,416
Westwood Holdings Group, Inc.	761	12,534
WisdomTree, Inc.(2)	10,056	146,415
		$4,120,465
Chemicals — 1.6%
AdvanSix, Inc.	2,195	$53,558
American Vanguard Corp.(1)	2,506	6,240
Arq, Inc.(1)	2,422	6,200
Ascent Industries Co.(1)	812	10,808
ASP Isotopes, Inc.(1)(2)	9,303	41,119
Security	Shares	Value
Chemicals (continued)
Aspen Aerogels, Inc.(1)	5,708	$ 19,521
Avient Corp.	7,684	278,929
Balchem Corp.	2,667	452,003
Cabot Corp.	4,322	325,490
Chemours Co.	12,590	277,358
Core Molding Technologies, Inc.(1)	640	14,336
Ecovyst, Inc.(1)	9,789	125,887
Flotek Industries, Inc.(1)(2)	1,455	24,691
Hawkins, Inc.	1,632	250,675
HB Fuller Co.	4,572	282,001
Ingevity Corp.(1)	3,048	217,109
Innospec, Inc.	2,099	153,269
Intrepid Potash, Inc.(1)	895	38,279
Koppers Holdings, Inc.	1,614	62,430
Kronos Worldwide, Inc.	1,877	12,332
LSB Industries, Inc.(1)	4,372	65,143
Mativ Holdings, Inc.	4,515	39,280
Minerals Technologies, Inc.	2,640	187,229
Orion SA	5,576	36,244
Perimeter Solutions, Inc.(1)	11,302	275,995
PureCycle Technologies, Inc.(1)(2)	10,853	56,327
Quaker Chemical Corp.	1,168	145,101
Rayonier Advanced Materials, Inc.(1)	5,330	59,003
Sensient Technologies Corp.	3,433	296,748
Solesence, Inc.(1)	1,920	1,821
Stepan Co.	1,801	90,014
Tronox Holdings PLC	9,915	96,870
Valhi, Inc.	189	2,703
		$4,004,713
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	4,948	$190,597
ACCO Brands Corp.	9,262	27,786
ACV Auctions, Inc., Class A(1)	14,035	59,508
BrightView Holdings, Inc.(1)	5,891	69,455
Brink's Co.	3,419	354,311
Casella Waste Systems, Inc., Class A(1)	5,217	413,917
Cimpress PLC(1)	1,412	103,076
CompX International, Inc.	124	2,897
CoreCivic, Inc.(1)	8,449	159,771
Deluxe Corp.	3,697	101,815
Ennis, Inc.	2,271	48,645
Enviri Corp.(1)	6,355	124,685
GEO Group, Inc.(1)	11,309	190,104
Healthcare Services Group, Inc.(1)	6,093	113,025
HNI Corp.	5,765	192,493
Interface, Inc.	4,846	120,762
Liquidity Services, Inc.(1)	2,122	64,870
MillerKnoll, Inc.	5,654	81,757
Mobile Infrastructure Corp.(1)	1,470	3,293
Montrose Environmental Group, Inc.(1)	2,677	58,600

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
NL Industries, Inc.	532	$ 3,102
OPENLANE, Inc.(1)	8,549	249,203
Perma-Fix Environmental Services, Inc.(1)(2)	1,232	13,170
Pitney Bowes, Inc.	13,102	144,777
Quad/Graphics, Inc.	2,612	17,265
UniFirst Corp.	1,189	299,140
Vestis Corp.(1)	7,498	58,934
Virco Mfg. Corp.(2)	1,023	6,261
		$3,273,219
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.(1)	6,214	$78,172
Applied Optoelectronics, Inc.(1)	5,410	457,632
Aviat Networks, Inc.(1)	1,092	24,690
BK Technologies Corp.(1)	277	20,672
Calix, Inc.(1)	4,929	241,472
Clearfield, Inc.(1)	961	25,438
Digi International, Inc.(1)	3,045	146,769
Extreme Networks, Inc.(1)	11,031	166,347
Harmonic, Inc.(1)	9,400	84,412
Inseego Corp.(1)(2)	1,268	14,100
NETGEAR, Inc.(1)	2,317	50,603
NetScout Systems, Inc.(1)	5,845	185,813
Ribbon Communications, Inc.(1)	8,663	18,366
Viasat, Inc.(1)	10,209	467,572
Viavi Solutions, Inc.(1)	18,881	628,360
Vistance Networks, Inc.(1)	17,832	324,542
		$2,934,960
Construction & Engineering — 2.7%
Ameresco, Inc., Class A(1)	2,684	$68,442
Arcosa, Inc.	3,944	418,616
Argan, Inc.	1,108	603,472
Bowman Consulting Group Ltd.(1)	1,174	33,388
Cardinal Infrastructure Group, Inc., Class A(1)	1,049	41,598
Centuri Holdings, Inc.(1)	7,214	210,721
Concrete Pumping Holdings, Inc.(1)	2,145	15,315
Construction Partners, Inc., Class A(1)	3,906	434,035
Dycom Industries, Inc.(1)	2,390	809,780
Fluor Corp.(1)	13,345	622,544
Granite Construction, Inc.	3,556	426,293
Great Lakes Dredge & Dock Corp.(1)	5,562	94,554
IES Holdings, Inc.(1)	755	359,735
Legence Corp., Class A(1)	3,060	172,768
Limbach Holdings, Inc.(1)	886	69,152
Matrix Service Co.(1)	2,591	29,745
MYR Group, Inc.(1)	1,252	353,465
NWPX Infrastructure, Inc.(1)	837	65,169
Orion Group Holdings, Inc.(1)	3,003	32,733
Primoris Services Corp.	4,431	633,810
Southland Holdings, Inc.(1)(2)	310	403
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(1)	2,443	$ 994,961
Tutor Perini Corp.	3,722	287,301
		$ 6,778,000
Construction Materials — 0.2%
Knife River Corp.(1)	4,645	$ 379,264
Smith-Midland Corp.(1)(2)	228	7,417
Titan America SA(1)	2,017	30,215
United States Lime & Minerals, Inc.	905	118,202
		$535,098
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(1)	446	$23,402
Bread Financial Holdings, Inc.	3,718	278,441
Consumer Portfolio Services, Inc.(1)	1,073	8,294
Dave, Inc.(1)	842	146,584
Encore Capital Group, Inc.(1)	1,784	125,094
Enova International, Inc.(1)	1,959	266,091
FirstCash Holdings, Inc.	3,244	609,872
Green Dot Corp., Class A(1)	4,483	50,299
Jefferson Capital, Inc.	1,820	34,998
LendingClub Corp.(1)	9,464	135,524
LendingTree, Inc.(1)	934	40,050
Medallion Financial Corp.	1,835	15,708
Navient Corp.	5,795	47,403
Nelnet, Inc., Class A	1,056	136,182
NerdWallet, Inc., Class A(1)	3,499	36,320
Oportun Financial Corp.(1)	3,418	15,757
OppFi, Inc.	2,476	19,090
PRA Group, Inc.(1)	3,299	57,732
PROG Holdings, Inc.	3,287	94,304
Regional Management Corp.	947	30,541
Upstart Holdings, Inc.(1)	7,037	180,499
Vroom, Inc.(1)(2)	109	1,451
World Acceptance Corp.(1)	218	29,439
		$2,383,075
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	2,736	$196,390
Chefs' Warehouse, Inc.(1)	3,048	181,204
Grocery Outlet Holding Corp.(1)	7,918	55,822
HF Foods Group, Inc.(1)	3,141	5,811
Ingles Markets, Inc., Class A	1,224	110,025
Natural Grocers by Vitamin Cottage, Inc.	1,078	27,866
PriceSmart, Inc.	2,146	322,973
United Natural Foods, Inc.(1)	5,010	225,751
Village Super Market, Inc., Class A	759	32,053
Weis Markets, Inc.	1,114	76,186
		$1,234,081

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	11,656	$ 47,207
Greif, Inc., Class A	1,967	131,927
Greif, Inc., Class B(2)	446	39,043
Myers Industries, Inc.	3,134	66,378
O-I Glass, Inc.(1)	12,848	135,032
Ranpak Holdings Corp.(1)	4,233	15,112
TriMas Corp.	2,776	99,769
		$ 534,468
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	2,075	$94,164
Gold.com, Inc.	1,601	64,168
Weyco Group, Inc.	443	14,198
		$172,530
Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	1,538	$87,481
Carriage Services, Inc.	1,187	54,198
Coursera, Inc.(1)	11,559	67,273
Covista, Inc.(1)	2,791	321,663
Driven Brands Holdings, Inc.(1)(2)	4,991	62,936
European Wax Center, Inc., Class A(1)	3,368	19,467
frontdoor, Inc.(1)	5,958	314,940
Graham Holdings Co., Class B	268	283,346
KinderCare Learning Cos., Inc.(1)	2,915	6,413
Laureate Education, Inc.(1)	10,327	359,793
Lincoln Educational Services Corp.(1)	2,461	100,113
Matthews International Corp., Class A	2,494	64,395
McGraw Hill, Inc.(1)	1,961	26,866
Mister Car Wash, Inc.(1)	9,174	63,943
Nerdy, Inc.(1)(2)	4,065	3,318
OneSpaWorld Holdings Ltd.	7,927	181,925
Perdoceo Education Corp.	5,142	191,334
Phoenix Education Partners, Inc.	402	12,647
Strategic Education, Inc.	1,951	161,855
Stride, Inc.(1)	3,425	301,982
Udemy, Inc.(1)	9,103	42,056
Universal Technical Institute, Inc.(1)	3,900	140,790
Zspace, Inc.(1)	220	25
		$2,868,759
Diversified REITs — 0.5%
AH Realty Trust, Inc.(2)	6,686	$36,773
Alpine Income Property Trust, Inc.	1,076	19,368
American Assets Trust, Inc.	4,346	80,010
Broadstone Net Lease, Inc.	15,858	289,726
CTO Realty Growth, Inc.	2,600	48,074
Essential Properties Realty Trust, Inc.	16,474	500,151
Gladstone Commercial Corp.	3,868	44,211
Global Net Lease, Inc.	16,736	156,649
Security	Shares	Value
Diversified REITs (continued)
Modiv Industrial, Inc.	955	$ 13,675
NexPoint Diversified Real Estate Trust	3,089	14,426
		$ 1,203,063
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,033	$ 39,450
ATN International, Inc.	967	26,322
Bandwidth, Inc., Class A(1)	2,355	41,966
Cogent Communications Holdings, Inc.	3,763	70,895
Globalstar, Inc.(1)	4,192	278,433
IDT Corp., Class B	1,360	66,776
Liberty Latin America Ltd., Class A(1)	2,412	20,840
Liberty Latin America Ltd., Class C(1)	10,599	93,483
Lumen Technologies, Inc.(1)	78,806	547,702
Shenandoah Telecommunications Co.	4,210	64,918
Uniti Group, Inc.	13,577	127,352
		$1,378,137
Electric Utilities — 0.9%
Genie Energy Ltd., Class B	2,171	$30,698
Hawaiian Electric Industries, Inc.(1)	13,396	198,797
MGE Energy, Inc.	3,085	238,440
Oklo, Inc.(1)	9,992	495,503
Otter Tail Corp.	3,222	282,795
Portland General Electric Co.	9,217	486,381
TXNM Energy, Inc.	8,323	486,562
		$2,219,176
Electrical Equipment — 2.9%
Allient, Inc.	1,217	$71,913
American Superconductor Corp.(1)	3,652	123,620
Amprius Technologies, Inc.(1)	9,425	158,905
Array Technologies, Inc.(1)	12,691	91,756
Atkore, Inc.	2,813	165,714
Bloom Energy Corp., Class A(1)	18,062	2,447,220
EnerSys	3,032	526,719
Enovix Corp.(1)	15,781	81,746
Eos Energy Enterprises, Inc.(1)	25,500	126,480
Fluence Energy, Inc.(1)	5,847	80,455
Hyliion Holdings Corp.(1)	10,559	18,584
KULR Technology Group, Inc.(1)(2)	3,367	7,980
LSI Industries, Inc.	2,224	41,366
NANO Nuclear Energy, Inc.(1)	3,251	66,580
Net Power, Inc.(1)	2,072	3,232
Nextpower, Inc., Class A(1)	12,058	1,453,592
NuScale Power Corp.(1)	13,028	141,223
Plug Power, Inc.(1)	108,413	245,013
Powell Industries, Inc.	782	423,125
Power Solutions International, Inc.(1)(2)	695	42,312
Preformed Line Products Co.	222	60,106
Shoals Technologies Group, Inc., Class A(1)	14,051	92,456

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
SKYX Platforms Corp.(1)	6,251	$ 7,001
SunPower, Inc.(1)	6,156	7,818
Sunrun, Inc.(1)	18,164	246,304
T1 Energy, Inc.(1)	16,643	73,063
Thermon Group Holdings, Inc.(1)	2,747	138,449
Vicor Corp.(1)	1,907	307,027
		$ 7,249,759
Electronic Equipment, Instruments & Components — 3.5%
908 Devices, Inc.(1)	2,795	$17,105
Advanced Energy Industries, Inc.	3,087	996,206
Aeva Technologies, Inc.(1)(2)	3,271	43,046
Arlo Technologies, Inc.(1)	8,310	118,251
Badger Meter, Inc.	2,410	367,163
Bel Fuse, Inc., Class A	171	30,814
Bel Fuse, Inc., Class B	869	172,045
Belden, Inc.	3,180	365,159
Benchmark Electronics, Inc.	2,987	167,451
Climb Global Solutions, Inc.	1,296	25,687
CTS Corp.	2,441	116,582
Daktronics, Inc.(1)	3,227	63,088
ePlus, Inc.	2,205	165,926
Evolv Technologies Holdings, Inc.(1)	12,412	75,093
Fabrinet(1)	2,983	1,555,694
Frequency Electronics, Inc.(1)	672	29,743
Insight Enterprises, Inc.(1)	2,417	161,963
Itron, Inc.(1)	3,690	330,735
Kimball Electronics, Inc.(1)	2,033	48,162
Knowles Corp.(1)	7,141	183,381
Methode Electronics, Inc.	3,514	19,397
MicroVision, Inc.(1)	25,047	16,060
Mirion Technologies, Inc.(1)	19,840	368,826
M-Tron Industries, Inc.(1)	251	16,779
Napco Security Technologies, Inc.	2,885	113,640
Neonode, Inc.(1)	1,072	1,501
nLIGHT, Inc.(1)	3,896	222,150
Novanta, Inc.(1)	2,932	346,298
OSI Systems, Inc.(1)	1,287	341,711
Ouster, Inc.(1)	4,642	85,274
PC Connection, Inc.	927	54,192
Plexus Corp.(1)	2,183	442,145
Powerfleet, Inc. NJ(1)	10,385	31,986
Richardson Electronics Ltd.	988	10,819
Rogers Corp.(1)	1,554	166,791
Sanmina Corp.(1)	4,412	571,972
ScanSource, Inc.(1)	1,754	63,670
TTM Technologies, Inc.(1)	8,417	819,984
Vishay Intertechnology, Inc.	10,125	182,250
Vishay Precision Group, Inc.(1)	1,011	43,898
Vuzix Corp.(1)(2)	6,557	15,147
		$8,967,784
Security	Shares	Value
Energy Equipment & Services — 2.5%
Archrock, Inc.	14,274	$ 496,735
Atlas Energy Solutions, Inc.(2)	6,487	85,109
Borr Drilling Ltd.(1)	22,746	131,244
Bristow Group, Inc.	2,378	111,504
Cactus, Inc., Class A	5,567	263,709
Core Laboratories, Inc.	3,925	65,901
DMC Global, Inc.(1)	1,926	10,035
Energy Services of America Corp.	1,207	15,848
Expro Group Holdings NV(1)	6,708	116,786
Flowco Holdings, Inc., Class A	1,986	40,912
Forum Energy Technologies, Inc.(1)	810	47,515
Helix Energy Solutions Group, Inc.(1)	11,624	114,961
Helmerich & Payne, Inc.	8,080	291,122
Innovex International, Inc.(1)	3,240	79,024
Kodiak Gas Services, Inc.	6,863	400,250
Liberty Energy, Inc.	12,933	372,470
Mammoth Energy Services, Inc.(1)	1,924	4,714
Nabors Industries Ltd.(1)	1,174	101,034
National Energy Services Reunited Corp.(1)	5,507	118,235
Natural Gas Services Group, Inc.	832	31,400
Noble Corp. PLC	10,340	507,384
Oceaneering International, Inc.(1)	8,092	287,023
Oil States International, Inc.(1)	4,942	57,525
Patterson-UTI Energy, Inc.	28,412	307,702
ProFrac Holding Corp., Class A(1)	1,873	11,613
ProPetro Holding Corp.(1)	8,029	115,698
Ranger Energy Services, Inc., Class A	1,777	30,458
RPC, Inc.	8,391	59,408
SEACOR Marine Holdings, Inc.(1)	1,989	14,241
Seadrill Ltd.(1)	5,101	232,096
Select Water Solutions, Inc.	7,799	119,325
Solaris Energy Infrastructure, Inc., Class A	3,790	214,173
TETRA Technologies, Inc.(1)	10,616	90,448
Tidewater, Inc.(1)	4,112	343,558
Transocean Ltd.(1)	75,453	500,253
Valaris Ltd.(1)	5,069	496,965
		$6,286,378
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	41,964	$41,125
Atlanta Braves Holdings, Inc., Class A(1)	690	32,533
Atlanta Braves Holdings, Inc., Class C(1)	3,858	164,737
Cinemark Holdings, Inc.	8,689	247,810
CuriosityStream, Inc.	3,263	9,658
Gaia, Inc.(1)	1,740	4,820
IMAX Corp.(1)	3,659	139,079
Lionsgate Studios Corp.(1)	17,122	164,200
Madison Square Garden Entertainment Corp.(1)	3,314	195,228
Marcus Corp.	1,852	31,799
Meridian Holdings, Inc.(1)(2)	162	1,170
Playstudios, Inc.(1)	8,439	3,959

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Playtika Holding Corp.	5,743	$ 15,965
Reservoir Media, Inc.(1)	1,534	15,018
Sphere Entertainment Co.(1)	2,222	260,863
Starz Entertainment Corp.(1)(2)	1,266	14,559
Vivid Seats, Inc., Class A(1)	371	2,193
		$ 1,344,716
Financial Services — 1.9%
Acacia Research Corp.(1)	3,139	$ 15,099
Alerus Financial Corp.	1,964	46,566
Banco Latinoamericano de Comercio Exterior SA	2,385	121,826
Better Home & Finance Holding Co.(1)	501	17,846
Burford Capital Ltd.	16,814	75,999
Cannae Holdings, Inc.	3,842	43,684
Cantaloupe, Inc.(1)	4,927	53,261
Cass Information Systems, Inc.	1,012	44,548
Compass Diversified Holdings	5,681	44,653
Enact Holdings, Inc.	2,419	98,719
Essent Group Ltd.	7,612	444,845
EVERTEC, Inc.	5,377	151,739
Federal Agricultural Mortgage Corp., Class C	780	115,713
Finance of America Cos., Inc., Class A(1)	453	7,520
Flywire Corp.(1)	9,800	114,072
HA Sustainable Infrastructure Capital, Inc.	10,024	368,382
International Money Express, Inc.(1)	2,292	36,214
Jackson Financial, Inc., Class A	5,534	585,054
loanDepot, Inc., Class A(1)	8,336	11,837
Marqeta, Inc., Class A(1)	29,658	121,005
Merchants Bancorp	2,167	92,986
NCR Atleos Corp.(1)	6,122	266,797
NewtekOne, Inc.	1,925	21,079
NMI Holdings, Inc., Class A(1)	6,296	236,163
Onity Group, Inc.(1)	531	20,852
Pagseguro Digital Ltd., Class A	14,976	150,060
Payoneer Global, Inc.(1)	23,275	112,418
Paysafe Ltd.(1)	3,202	21,806
Paysign, Inc.(1)	2,696	15,906
PennyMac Financial Services, Inc.	2,375	207,575
Priority Technology Holdings, Inc.(1)(2)	1,924	9,081
Radian Group, Inc.	11,011	364,244
Remitly Global, Inc.(1)	13,956	218,690
Repay Holdings Corp.(1)	5,473	14,230
Security National Financial Corp., Class A(1)	1,578	14,959
Sezzle, Inc.(1)(2)	1,330	84,176
StoneCo Ltd., Class A(1)	20,995	296,449
SWK Holdings Corp.	267	4,542
Velocity Financial, Inc.(1)	1,144	20,695
Walker & Dunlop, Inc.	2,756	122,311
Waterstone Financial, Inc.	1,233	22,231
		$4,835,832
Security	Shares	Value
Food Products — 0.6%
Alico, Inc.	470	$ 19,392
B&G Foods, Inc.	7,068	33,997
Beyond Meat, Inc.(1)	31,122	21,835
BRC, Inc., Class A(1)	4,075	3,163
Calavo Growers, Inc.	1,397	36,029
Cal-Maine Foods, Inc.	3,594	284,465
Dole PLC	5,494	78,509
Forafric Global PLC(1)	431	4,159
Fresh Del Monte Produce, Inc.	2,777	111,802
Hain Celestial Group, Inc.(1)(2)	8,890	6,204
J&J Snack Foods Corp.	1,297	102,813
John B. Sanfilippo & Son, Inc.	656	52,041
Lifeway Foods, Inc.(1)	441	8,529
Limoneira Co.	1,446	19,405
Mama's Creations, Inc.(1)	3,224	49,456
Marzetti Co.	1,680	232,394
Mission Produce, Inc.(1)(2)	3,565	49,054
Seneca Foods Corp., Class A(1)	382	57,728
Simply Good Foods Co.(1)	7,530	108,056
SunOpta, Inc.(1)	8,959	58,054
Tootsie Roll Industries, Inc.	1,559	66,619
Utz Brands, Inc.	6,050	47,916
Vital Farms, Inc.(1)	2,894	40,863
Westrock Coffee Co.(1)	3,320	14,110
		$1,506,593
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	9,785	$386,703
Chesapeake Utilities Corp.	1,911	241,493
New Jersey Resources Corp.	8,207	450,728
Northwest Natural Holding Co.	3,383	180,043
ONE Gas, Inc.	4,865	419,023
RGC Resources, Inc.	661	14,575
Southwest Gas Holdings, Inc.	5,628	489,073
Spire, Inc.	4,740	429,160
		$2,610,798
Ground Transportation — 0.3%
ArcBest Corp.	1,907	$187,572
Covenant Logistics Group, Inc.	1,406	38,173
FTAI Infrastructure, Inc.	9,864	48,728
Heartland Express, Inc.	3,559	37,014
Hertz Global Holdings, Inc.(1)	9,869	45,496
Marten Transport Ltd.	4,875	64,009
PAMT Corp.(1)	502	4,242
Proficient Auto Logistics, Inc.(1)	1,532	10,387
RXO, Inc.(1)	13,202	193,013
Universal Logistics Holdings, Inc.(2)	475	10,041
Werner Enterprises, Inc.	4,846	142,521
		$781,196

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.(1)	7,702	$ 2,989
Acme United Corp.	339	15,224
Alphatec Holdings, Inc.(1)	9,692	105,449
AngioDynamics, Inc.(1)	3,068	34,883
Anteris Technologies Global Corp.(1)(2)	6,491	36,025
Artivion, Inc.(1)	3,420	125,240
AtriCure, Inc.(1)	4,043	115,347
Avanos Medical, Inc.(1)	3,744	52,453
AxoGen, Inc.(1)	3,702	122,647
Beta Bionics, Inc.(1)	3,202	32,084
Bioventus, Inc., Class A(1)	3,678	33,580
Butterfly Network, Inc.(1)(2)	16,221	65,533
CapsoVision, Inc.(1)	2,279	16,614
Carlsmed, Inc.(1)	565	5,113
Ceribell, Inc.(1)	2,104	38,566
Cerus Corp.(1)	17,500	31,850
ClearPoint Neuro, Inc.(1)	2,225	20,248
CONMED Corp.	2,604	92,077
CVRx, Inc.(1)	918	8,684
Delcath Systems, Inc.(1)(2)	3,075	28,536
Electromed, Inc.(1)	704	16,481
Embecta Corp.	4,890	43,228
Enovis Corp.(1)	4,777	108,677
Glaukos Corp.(1)	4,634	498,896
Haemonetics Corp.(1)	3,914	220,593
ICU Medical, Inc.(1)	2,020	260,883
Inogen, Inc.(1)	1,598	9,876
Integer Holdings Corp.(1)	2,881	253,528
Integra LifeSciences Holdings Corp.(1)	5,603	52,780
iRadimed Corp.	721	69,403
IRhythm Holdings, Inc.(1)	2,589	305,554
Kestra Medical Technologies Ltd.(1)(2)	2,197	43,786
KORU Medical Systems, Inc.(1)	4,336	18,732
Lantheus Holdings, Inc.(1)	5,441	412,700
LeMaitre Vascular, Inc.	1,743	190,283
LENSAR, Inc.(1)(2)	961	5,728
LivaNova PLC(1)	4,556	289,579
Lucid Diagnostics, Inc.(1)(2)	7,067	8,127
Merit Medical Systems, Inc.(1)	4,749	327,349
Myomo, Inc.(1)	3,324	2,246
Neogen Corp.(1)	18,273	169,756
Neuronetics, Inc.(1)	3,692	5,353
NeuroPace, Inc.(1)	2,455	32,283
Novocure Ltd.(1)	8,489	92,530
Omnicell, Inc.(1)	3,653	121,937
OraSure Technologies, Inc.(1)	7,452	22,356
Orthofix Medical, Inc.(1)	3,494	40,076
OrthoPediatrics Corp.(1)	1,565	24,837
Outset Medical, Inc.(1)	1,809	6,947
Picard Medical, Inc.(1)	402	418
PROCEPT BioRobotics Corp.(1)	4,389	109,769
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Pro-Dex, Inc.(1)(2)	216	$ 10,610
Pulmonx Corp.(1)	3,617	4,666
Pulse Biosciences, Inc.(1)	1,469	31,716
QuidelOrtho Corp.(1)	5,665	93,076
RxSight, Inc.(1)	2,936	18,086
Sanara Medtech, Inc.(1)	313	5,377
SANUWAVE Health, Inc.(1)(2)	716	12,380
Shoulder Innovations, Inc.(1)	400	5,812
SI-BONE, Inc.(1)	3,173	40,075
Sight Sciences, Inc.(1)	3,442	12,976
STAAR Surgical Co.(1)	2,808	52,510
Stereotaxis, Inc.(1)	5,370	9,881
Strive, Inc., Class A(1)(2)	4,265	42,735
Tactile Systems Technology, Inc.(1)	1,945	50,823
Tandem Diabetes Care, Inc.(1)	5,586	107,084
TransMedics Group, Inc.(1)	2,778	276,161
Treace Medical Concepts, Inc.(1)	4,493	6,021
UFP Technologies, Inc.(1)	629	121,774
Utah Medical Products, Inc.	296	18,349
Varex Imaging Corp.(1)	3,855	40,902
		$5,708,847
Health Care Providers & Services — 2.9%
Accendra Health, Inc.(1)	7,381	$16,829
AdaptHealth Corp.(1)	8,512	101,293
Addus HomeCare Corp.(1)	1,517	142,067
agilon health, Inc.(1)	1,208	9,555
AirSculpt Technologies, Inc.(1)	1,398	3,956
Alignment Healthcare, Inc.(1)	15,996	281,850
AMN Healthcare Services, Inc.(1)	3,202	58,725
Ardent Health, Inc.(1)	2,413	20,655
Astrana Health, Inc.(1)	3,409	83,589
Aveanna Healthcare Holdings, Inc.(1)	5,649	36,380
BrightSpring Health Services, Inc.(1)	10,593	451,368
Brookdale Senior Living, Inc.(1)	19,181	262,396
Castle Biosciences, Inc.(1)	2,373	58,257
Clover Health Investments Corp.(1)	33,733	59,370
Community Health Systems, Inc.(1)	12,400	36,456
Concentra Group Holdings Parent, Inc.	9,487	203,496
CorVel Corp.(1)	2,433	132,963
Cross Country Healthcare, Inc.(1)(2)	2,614	24,572
DocGo, Inc.(1)	10,639	6,693
Enhabit, Inc.(1)	4,023	56,684
Ensign Group, Inc.	4,643	935,565
Fulgent Genetics, Inc.(1)	1,679	26,696
GeneDx Holdings Corp.(1)	1,569	100,761
Guardant Health, Inc.(1)	10,166	939,033
Guardian Pharmacy Services, Inc., Class A(1)	1,647	62,026
HealthEquity, Inc.(1)	6,900	576,633
Hims & Hers Health, Inc.(1)	16,938	351,633
Innovage Holding Corp.(1)	1,437	11,525

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Joint Corp.(1)(2)	1,060	$ 9,381
LifeStance Health Group, Inc.(1)	13,501	86,001
Lumexa Imaging Holdings, Inc.(1)	2,072	17,819
Nano-X Imaging Ltd.(1)(2)	6,560	14,891
National HealthCare Corp.	1,061	169,442
National Research Corp.(2)	982	16,674
NeoGenomics, Inc.(1)	10,778	79,973
Nutex Health, Inc.(1)(2)	421	40,012
Omada Health, Inc.(1)	2,720	34,190
Oncology Institute, Inc.(1)(2)	6,026	18,500
OPKO Health, Inc.(1)	31,889	36,353
Option Care Health, Inc.(1)	12,970	349,152
PACS Group, Inc.(1)	3,681	118,234
Pediatrix Medical Group, Inc.(1)	7,132	152,554
Pennant Group, Inc.(1)	2,831	86,289
Privia Health Group, Inc.(1)	9,611	197,698
Progyny, Inc.(1)	6,276	106,566
RadNet, Inc.(1)	5,545	309,910
SBC Medical Group Holdings, Inc.(1)	577	2,412
Select Medical Holdings Corp.	8,728	142,179
Sonida Senior Living, Inc.(1)	335	10,804
Strata Critical Medical, Inc.(1)	6,547	27,366
Surgery Partners, Inc.(1)	6,462	77,027
Talkspace, Inc.(1)	12,044	62,328
U.S. Physical Therapy, Inc.	1,260	94,450
Viemed Healthcare, Inc.(1)	2,819	25,963
		$7,337,194
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	14,635	$690,187
CareTrust REIT, Inc.	18,573	680,700
Chiron Real Estate, Inc.	1,212	40,093
Community Healthcare Trust, Inc.	2,538	40,329
Diversified Healthcare Trust	18,347	121,824
LTC Properties, Inc.	3,803	141,319
National Health Investors, Inc.	3,864	312,443
Sabra Health Care REIT, Inc.	20,402	392,330
Sila Realty Trust, Inc.	4,651	110,136
Strawberry Fields REIT, Inc.	571	6,795
Universal Health Realty Income Trust	1,078	43,627
		$2,579,783
Health Care Technology — 0.2%
Claritev Corp.(1)(2)	642	$10,490
Definitive Healthcare Corp.(1)	4,806	5,911
Evolent Health, Inc., Class A(1)	9,805	22,356
Health Catalyst, Inc.(1)(2)	5,546	7,044
HealthStream, Inc.	2,048	42,414
HeartFlow, Inc.(1)	1,576	38,344
LifeMD, Inc.(1)(2)	3,399	12,270
OptimizeRx Corp.(1)	1,258	7,900
Security	Shares	Value
Health Care Technology (continued)
Phreesia, Inc.(1)	4,782	$ 40,073
Schrodinger, Inc.(1)	4,704	53,438
Simulations Plus, Inc.(1)	1,576	18,628
Teladoc Health, Inc.(1)	14,694	80,082
TruBridge, Inc.(1)	1,020	14,933
Waystar Holding Corp.(1)	9,142	220,414
		$ 574,297
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	18,721	$215,479
Braemar Hotels & Resorts, Inc.	5,189	12,246
Chatham Lodging Trust	4,756	37,430
DiamondRock Hospitality Co.	17,235	161,492
Pebblebrook Hotel Trust	9,827	124,115
RLJ Lodging Trust	11,153	82,755
Ryman Hospitality Properties, Inc.	5,119	472,330
Service Properties Trust(2)	12,917	17,502
Summit Hotel Properties, Inc.	8,643	38,202
Sunstone Hotel Investors, Inc.	14,775	133,123
Xenia Hotels & Resorts, Inc.	8,269	122,629
		$1,417,303
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc.(1)	4,152	$45,298
Bally's Corp.(1)(2)	749	7,220
Biglari Holdings, Inc., Class B(1)	56	18,457
BJ's Restaurants, Inc.(1)	1,686	59,179
Black Rock Coffee Bar, Inc., Class A(1)	1,330	17,184
Bloomin' Brands, Inc.	7,737	41,780
Brightstar Lottery PLC	8,522	108,570
Brinker International, Inc.(1)	3,552	507,119
Cheesecake Factory, Inc.	3,866	211,663
Cracker Barrel Old Country Store, Inc.	1,857	52,200
Dave & Buster's Entertainment, Inc.(1)	2,272	24,606
Dine Brands Global, Inc.	1,290	33,850
El Pollo Loco Holdings, Inc.(1)	2,823	39,127
First Watch Restaurant Group, Inc.(1)	4,467	46,814
Genius Sports Ltd.(1)	18,281	80,985
Global Business Travel Group, Inc. (1)	10,603	59,165
Golden Entertainment, Inc.	1,632	43,558
Hilton Grand Vacations, Inc.(1)	5,042	197,243
Inspired Entertainment, Inc.(1)	1,661	11,843
Jack in the Box, Inc.(1)(2)	1,566	15,143
Krispy Kreme, Inc.(2)	6,513	22,079
Kura Sushi USA, Inc., Class A(1)(2)	575	40,129
Life Time Group Holdings, Inc.(1)	12,274	330,662
Lindblad Expeditions Holdings, Inc.(1)	3,449	59,668
Marriott Vacations Worldwide Corp.	2,329	151,664
Monarch Casino & Resort, Inc.	1,066	101,910
Nathan's Famous, Inc.	233	23,470
Navan, Inc., Class A(1)	3,036	40,197

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Papa John's International, Inc.(2)	2,734	$ 88,609
Portillo's, Inc., Class A(1)	5,292	27,995
Pursuit Attractions and Hospitality, Inc. (1)	1,724	63,150
RCI Hospitality Holdings, Inc.(2)	845	19,274
Red Rock Resorts, Inc., Class A	4,083	217,869
Rush Street Interactive, Inc.(1)	7,416	161,298
Sabre Corp.(1)	30,309	43,948
Serve Robotics, Inc.(1)(2)	5,075	42,833
Shake Shack, Inc., Class A(1)	3,250	287,527
Six Flags Entertainment Corp.(1)(2)	8,020	142,355
Super Group SGHC Ltd.	13,313	143,780
Sweetgreen, Inc., Class A(1)	8,652	44,904
Target Hospitality Corp.(1)	3,084	28,619
United Parks & Resorts, Inc.(1)	2,269	74,106
Xponential Fitness, Inc., Class A(1)	2,041	12,287
		$3,789,337
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	832	$11,773
Beazer Homes USA, Inc.(1)	2,352	45,253
Cavco Industries, Inc.(1)	638	308,977
Century Communities, Inc.	2,179	125,031
Champion Homes, Inc.(1)	4,594	341,656
Cricut, Inc., Class A	4,718	17,645
Dream Finders Homes, Inc., Class A(1)	2,523	35,120
Ethan Allen Interiors, Inc.	1,941	43,207
Flexsteel Industries, Inc.	297	13,347
Green Brick Partners, Inc.(1)	2,612	168,343
Hamilton Beach Brands Holding Co., Class A	835	15,823
Helen of Troy Ltd.(1)	1,914	27,600
Hovnanian Enterprises, Inc., Class A(1)	398	44,142
Installed Building Products, Inc.	1,923	509,884
KB Home	5,130	265,478
La-Z-Boy, Inc.	3,468	111,462
Legacy Housing Corp.(1)	819	16,732
Leggett & Platt, Inc.	11,147	110,132
LGI Homes, Inc.(1)	1,738	68,703
Lovesac Co.(1)	1,384	20,442
M/I Homes, Inc.(1)	2,181	267,063
Meritage Homes Corp.	5,522	341,481
Sonos, Inc.(1)	9,831	131,735
Taylor Morrison Home Corp.(1)	7,964	463,823
Traeger, Inc.(1)	68	1,972
TRI Pointe Homes, Inc.(1)	6,885	321,736
		$3,828,560
Household Products — 0.3%
Central Garden & Pet Co.(1)	711	$26,143
Central Garden & Pet Co., Class A(1)	4,223	136,910
Energizer Holdings, Inc.	5,088	83,545
Oil-Dri Corp. of America	829	53,960
Security	Shares	Value
Household Products (continued)
Spectrum Brands Holdings, Inc.	1,852	$ 136,492
WD-40 Co.	1,105	225,354
		$ 662,404
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	2,593	$ 42,214
Montauk Renewables, Inc.(1)	6,625	7,619
Ormat Technologies, Inc.	5,065	566,875
		$ 616,708
Industrial Conglomerates — 0.0%†
Brookfield Business Corp., Class A(2)	1,949	$61,666
		$61,666
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	4,469	$25,384
Innovative Industrial Properties, Inc.	2,322	116,472
LXP Industrial Trust	4,874	225,471
One Liberty Properties, Inc.	1,524	32,705
Terreno Realty Corp.	8,477	520,657
		$920,689
Insurance — 1.7%
Abacus Global Management, Inc.(2)	3,372	$26,571
American Coastal Insurance Corp., Class C	2,528	28,440
American Integrity Insurance Group, Inc.	669	12,898
AMERISAFE, Inc.	1,586	52,861
Ategrity Specialty Holdings LLC(1)	525	10,379
Baldwin Insurance Group, Inc.(1)	7,834	171,878
Bowhead Specialty Holdings, Inc.(1)	1,602	35,933
Citizens, Inc.(1)	4,617	23,224
CNO Financial Group, Inc.	7,815	320,884
Crawford & Co., Class A	1,459	14,546
Donegal Group, Inc., Class A	1,516	26,045
eHealth, Inc.(1)	2,938	3,790
Employers Holdings, Inc.	2,017	82,979
Exzeo Group, Inc.(1)	630	9,242
F&G Annuities & Life, Inc.	3,079	77,960
Fidelis Insurance Holdings Ltd.	4,865	92,970
Genworth Financial, Inc., Class A(1)	33,013	268,066
GoHealth, Inc., Class A(1)(2)	324	489
Goosehead Insurance, Inc., Class A(1)	2,016	86,003
Greenlight Capital Re Ltd., Class A(1)	2,143	37,052
Hamilton Insurance Group Ltd., Class B	3,835	114,398
HCI Group, Inc.	894	138,221
Heritage Insurance Holdings, Inc.(1)	1,915	50,269
Hippo Holdings, Inc.(1)	1,496	38,986
Horace Mann Educators Corp.	3,407	145,411
Investors Title Co.	111	24,125
James River Group Holdings, Inc.	3,680	23,184

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Kestrel Group Ltd.(1)	374	$ 4,039
Kingstone Cos., Inc.	1,128	16,435
Kingsway Financial Services, Inc.(1)	1,851	19,306
Lemonade, Inc.(1)	5,056	316,910
MBIA, Inc.(1)	4,850	28,664
Mercury General Corp.	2,249	198,249
NI Holdings, Inc.(1)	903	11,640
Octave Specialty Group, Inc.(1)	3,648	16,963
Oscar Health, Inc., Class A(1)	16,224	186,089
Palomar Holdings, Inc.(1)	2,204	263,378
ProAssurance Corp.(1)	4,268	105,505
Root, Inc., Class A(1)	960	42,403
Safety Insurance Group, Inc.	1,233	89,565
Selective Insurance Group, Inc.	4,940	372,427
Selectquote, Inc.(1)	12,128	7,635
SiriusPoint Ltd.(1)	8,567	184,533
Skyward Specialty Insurance Group, Inc.(1)	3,204	139,951
Slide Insurance Holdings, Inc.(1)	5,785	104,130
Stewart Information Services Corp.	2,462	151,610
Tiptree, Inc.	2,311	39,102
Trupanion, Inc.(1)	3,101	79,417
United Fire Group, Inc.	1,759	65,189
Universal Insurance Holdings, Inc.	2,125	72,590
		$4,432,534
Interactive Media & Services — 0.4%
Angi, Inc.(1)	3,399	$23,283
Arena Group Holdings, Inc.(1)(2)	1,318	2,860
Bumble, Inc., Class A(1)	6,082	19,827
CarGurus, Inc.(1)	6,467	220,201
Cars.com, Inc.(1)	4,810	39,057
EverQuote, Inc., Class A(1)	2,319	35,759
fuboTV, Inc., Class A(1)(2)	2,323	21,976
Getty Images Holdings, Inc.(1)	9,829	7,798
Grindr, Inc.(1)	2,788	33,707
MediaAlpha, Inc., Class A(1)	3,026	28,142
Nextdoor Holdings, Inc.(1)	17,089	23,925
QuinStreet, Inc.(1)	4,547	54,610
Rumble, Inc.(1)(2)	8,044	41,024
Shutterstock, Inc.	2,037	33,835
Teads Holding Co.(1)	4,048	2,666
Travelzoo(1)(2)	649	3,842
TripAdvisor, Inc.(1)(2)	9,724	103,658
Webtoon Entertainment, Inc.(1)	1,534	14,097
Yelp, Inc.(1)	4,833	119,568
Ziff Davis, Inc.(1)	3,207	134,566
ZipRecruiter, Inc., Class A(1)	6,932	12,755
		$977,156
IT Services — 0.7%
Applied Digital Corp.(1)(2)	19,692	$467,488
Security	Shares	Value
IT Services (continued)
ASGN, Inc.(1)	3,383	$ 130,956
Backblaze, Inc., Class A(1)	4,475	15,439
BigBear.ai Holdings, Inc.(1)	35,218	123,967
Commerce.com, Inc., Series 1(1)	6,679	17,833
Crexendo, Inc.(1)	1,477	9,113
CSP, Inc.(2)	708	6,124
DigitalOcean Holdings, Inc.(1)	6,274	538,184
Fastly, Inc., Class A(1)	11,449	332,708
Grid Dynamics Holdings, Inc.(1)	6,229	35,505
Hackett Group, Inc.	2,467	32,096
Information Services Group, Inc.	2,665	10,234
Rackspace Technology, Inc.(1)	7,773	7,616
TSS, Inc.(1)	1,863	24,238
Tucows, Inc., Class A(1)	790	13,556
Unisys Corp.(1)	6,557	13,573
VTEX, Class A(1)	5,897	23,588
Whitefiber, Inc.(1)	887	10,564
		$1,812,782
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,307	$215,658
American Outdoor Brands, Inc.(1)(2)	1,254	11,712
Callaway Golf Co.(1)	11,033	153,138
Clarus Corp.	2,191	5,960
Escalade, Inc.	822	14,114
Funko, Inc., Class A(1)	3,416	10,760
JAKKS Pacific, Inc.	597	11,892
Johnson Outdoors, Inc., Class A	405	18,837
Latham Group, Inc.(1)	4,588	24,638
Malibu Boats, Inc., Class A(1)	1,544	40,020
Marine Products Corp.	813	5,911
MasterCraft Boat Holdings, Inc.(1)	1,615	33,124
Peloton Interactive, Inc., Class A(1)	31,529	135,259
Polaris, Inc.	4,457	242,906
Smith & Wesson Brands, Inc.	3,707	53,121
Sturm Ruger & Co., Inc.	1,152	46,184
		$1,023,234
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(1)	8,961	$190,242
Adaptive Biotechnologies Corp.(1)	12,485	173,292
Alpha Teknova, Inc.(1)	1,108	3,202
Atlantic International Corp.(1)	1,099	3,330
Azenta, Inc.(1)	3,411	72,074
BioLife Solutions, Inc.(1)	3,169	60,464
Codexis, Inc.(1)(2)	8,428	13,738
CryoPort, Inc.(1)	4,259	35,265
Cytek Biosciences, Inc.(1)	9,823	42,926
Fortrea Holdings, Inc.(1)	7,632	71,893
Ginkgo Bioworks Holdings, Inc.(1)	3,284	20,131
Lifecore Biomedical, Inc.(1)	2,087	7,764

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	$ 30,623
MaxCyte, Inc.(1)	10,250	7,201
Mesa Laboratories, Inc.	509	45,006
OmniAb, Inc.(1)	9,652	15,154
OmniAb, Inc. ($12.50 earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. ($15.00 earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)	22,894	30,220
Personalis, Inc.(1)	4,235	26,977
Quanterix Corp.(1)	3,475	12,232
Quantum-Si, Inc.(1)(2)	14,401	11,146
Standard BioTools, Inc.(1)	29,558	27,173
		$900,053
Machinery — 3.7%
3D Systems Corp.(1)	12,675	$23,829
Aebi Schmidt Holding AG	3,533	34,305
AirJoule Technologies Corp.(1)	2,194	5,507
Alamo Group, Inc.	864	142,534
Albany International Corp., Class A	2,351	122,746
Alliance Laundry Holdings, Inc.(1)	3,552	73,668
Astec Industries, Inc.	1,912	102,942
Atmus Filtration Technologies, Inc.	6,782	385,014
Blue Bird Corp.(1)	2,648	150,380
CECO Environmental Corp.(1)	2,438	145,256
Chart Industries, Inc.(1)	3,737	772,625
Columbus McKinnon Corp.	2,340	34,000
Douglas Dynamics, Inc.	1,893	79,676
Eastern Co.(2)	510	10,322
Energy Recovery, Inc.(1)	4,452	44,832
Enerpac Tool Group Corp.	4,532	165,282
Enpro, Inc.	1,717	430,366
ESCO Technologies, Inc.	2,112	594,253
Federal Signal Corp.	4,979	538,429
Franklin Electric Co., Inc.	3,151	290,428
Gencor Industries, Inc.(1)	870	13,050
Gorman-Rupp Co.	1,753	108,914
Graham Corp.(1)	844	66,608
Greenbrier Cos., Inc.	2,527	133,047
Helios Technologies, Inc.	2,772	179,376
Hillman Solutions Corp.(1)	16,554	137,729
Hyster-Yale, Inc.	1,071	34,818
JBT Marel Corp.	4,316	551,887
Kadant, Inc.	985	287,965
Kennametal, Inc.	6,365	229,967
L B Foster Co., Class A(1)	888	24,775
Lindsay Corp.	911	108,473
Luxfer Holdings PLC	2,400	29,232
Manitowoc Co., Inc.(1)	2,863	33,354
Mayville Engineering Co., Inc.(1)	1,454	26,099
Microvast Holdings, Inc.(1)(2)	16,625	24,938
Miller Industries, Inc.	1,050	47,828
Security	Shares	Value
Machinery (continued)
Mueller Water Products, Inc., Class A	12,669	$ 348,271
Omega Flex, Inc.	248	7,698
Palladyne AI Corp.(1)	2,607	15,825
Park-Ohio Holdings Corp.	693	16,660
Proto Labs, Inc.(1)	1,988	113,356
Richtech Robotics, Inc., Class B(1)(2)	12,440	26,000
SPX Technologies, Inc.(1)	3,984	796,561
Standex International Corp.	1,005	256,134
Tennant Co.	1,571	104,314
Terex Corp.	9,177	542,361
Titan International, Inc.(1)	4,063	28,075
Trinity Industries, Inc.	6,843	220,208
Wabash National Corp.	3,439	29,644
Watts Water Technologies, Inc., Class A	2,269	658,668
Worthington Enterprises, Inc.	2,629	137,076
		$9,485,305
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	859	$13,289
Costamare, Inc.	3,738	63,172
Genco Shipping & Trading Ltd.	2,837	63,974
Himalaya Shipping Ltd.(1)	2,261	30,071
Matson, Inc.	2,554	418,703
Pangaea Logistics Solutions Ltd.	3,008	21,297
Safe Bulkers, Inc.	4,679	29,618
		$640,124
Media — 0.9%
Advantage Solutions, Inc.(1)	359	$7,589
AMC Networks, Inc., Class A(1)	3,026	20,547
Boston Omaha Corp., Class A(1)(2)	2,278	26,607
Cable One, Inc.(1)	431	39,312
EchoStar Corp., Class A(1)	11,203	1,311,535
Emerald Holding, Inc.	1,289	5,813
Entravision Communications Corp., Class A	5,618	16,686
EW Scripps Co., Class A(1)	5,870	21,836
Gambling.com Group Ltd.(1)	1,754	6,806
Gray Media, Inc.	8,170	35,458
Ibotta, Inc., Class A(1)	907	27,183
iHeartMedia, Inc., Class A(1)	8,782	25,643
John Wiley & Sons, Inc., Class A	3,440	131,064
Magnite, Inc.(1)	11,700	138,996
National CineMedia, Inc.(2)	6,944	21,179
Newsmax, Inc.(1)	3,856	20,128
Nexxen International Ltd.(1)	2,533	16,515
Optimum Communications, Inc., Class A(1)	21,842	28,395
PubMatic, Inc., Class A(1)	3,056	24,998
Scholastic Corp.(2)	1,698	66,324
Sinclair, Inc.	3,228	41,770
Stagwell, Inc.(1)	9,647	60,680
TechTarget, Inc.(1)	2,573	9,983

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Thryv Holdings, Inc.(1)	3,115	$ 8,535
USA TODAY Co., Inc.(1)	11,786	83,091
		$ 2,196,673
Metals & Mining — 2.6%
Alpha Metallurgical Resources, Inc.(1)	978	$ 200,754
American Battery Technology Co.(1)	10,193	28,438
Caledonia Mining Corp. PLC(2)	1,356	30,632
Century Aluminum Co.(1)	4,656	273,261
Coeur Mining, Inc.(1)	84,131	1,579,139
Commercial Metals Co.	9,200	565,156
Compass Minerals International, Inc.(1)	2,891	67,505
Constellium SE(1)	11,143	273,895
Contango Silver & Gold, Inc.(1)	1,613	30,244
Critical Metals Corp.(1)(2)	4,771	37,882
Dakota Gold Corp.(1)	7,393	37,335
Ferroglobe PLC	9,988	41,150
Friedman Industries, Inc.	679	12,032
Hecla Mining Co.	52,052	969,729
Idaho Strategic Resources, Inc.(1)	1,092	35,075
Ivanhoe Electric, Inc.(1)	8,653	102,278
Kaiser Aluminum Corp.	1,344	161,965
Lifezone Metals Ltd.(1)(2)	3,577	12,019
Materion Corp.	1,680	243,012
Metallus, Inc.(1)	3,067	50,115
NioCorp Developments Ltd.(1)(2)	8,703	38,815
Novagold Resources, Inc.(1)	23,013	206,657
Perpetua Resources Corp.(1)	6,902	194,084
Ramaco Resources, Inc., Class A(1)	3,365	52,023
Ryerson Holding Corp.	3,640	81,827
SSR Mining, Inc.(1)	16,539	486,247
SunCoke Energy, Inc.	7,098	46,208
Tredegar Corp.(1)	2,145	17,053
U.S. Antimony Corp.(1)	9,770	85,292
U.S. Gold Corp.(1)	1,124	17,073
U.S. Goldmining, Inc.(1)(2)	166	1,930
USA Rare Earth, Inc.(1)	15,086	228,327
Vox Royalty Corp.	4,095	21,458
Warrior Met Coal, Inc.	4,233	394,304
Worthington Steel, Inc.	2,746	83,341
		$6,706,255
Mortgage REITs — 0.8%
ACRES Commercial Realty Corp.(1)	629	$12,152
Adamas Trust, Inc.	7,109	52,322
Angel Oak Mortgage REIT, Inc.	557	4,579
Apollo Commercial Real Estate Finance, Inc.	11,675	123,288
Arbor Realty Trust, Inc.	15,949	122,967
Ares Commercial Real Estate Corp.(2)	5,128	24,614
ARMOUR Residential REIT, Inc.	9,283	154,840
Blackstone Mortgage Trust, Inc., Class A	12,913	247,284
Security	Shares	Value
Mortgage REITs (continued)
BrightSpire Capital, Inc.	10,780	$ 60,368
Chicago Atlantic Real Estate Finance, Inc.	1,352	15,305
Chimera Investment Corp.	6,652	83,483
Claros Mortgage Trust, Inc.(1)	9,023	21,475
Dynex Capital, Inc.	16,354	208,677
Ellington Financial, Inc.	9,977	118,228
Franklin BSP Realty Trust, Inc.	6,841	58,080
Invesco Mortgage Capital, Inc.(2)	6,189	50,007
KKR Real Estate Finance Trust, Inc.	4,773	29,211
Ladder Capital Corp.	9,547	93,274
Lument Finance Trust, Inc.(2)	4,659	5,870
MFA Financial, Inc.	8,608	82,465
Nexpoint Real Estate Finance, Inc.	588	7,920
Orchid Island Capital, Inc.	15,169	106,638
PennyMac Mortgage Investment Trust	7,293	85,036
Ready Capital Corp.(2)	12,325	19,967
Redwood Trust, Inc.	11,108	62,316
Rithm Property Trust, Inc.	716	9,587
Seven Hills Realty Trust	1,253	10,300
Sunrise Realty Trust, Inc.	539	4,134
TPG Mortgage Investment Trust, Inc.	2,820	20,614
TPG RE Finance Trust, Inc.	5,635	44,009
Two Harbors Investment Corp.	8,726	99,651
		$2,038,661
Multi-Utilities — 0.4%
Avista Corp.	6,732	$270,223
Black Hills Corp.	6,233	432,633
Northwestern Energy Group, Inc.	5,011	330,425
Unitil Corp.	1,347	70,367
		$1,103,648
Office REITs — 0.4%
Brandywine Realty Trust	14,392	$39,002
COPT Defense Properties	9,526	291,496
Douglas Emmett, Inc.	13,542	127,566
Easterly Government Properties, Inc.	3,455	74,041
Empire State Realty Trust, Inc., Class A	11,537	59,992
Franklin Street Properties Corp.	9,556	6,350
Hudson Pacific Properties, Inc.(1)	4,547	26,873
JBG SMITH Properties	5,216	76,206
NET Lease Office Properties	1,455	16,762
Peakstone Realty Trust	2,989	62,440
Piedmont Realty Trust, Inc., Class A(1)	10,389	68,256
Postal Realty Trust, Inc., Class A	2,258	41,908
SL Green Realty Corp.	6,007	221,898
		$1,112,790
Oil, Gas & Consumable Fuels — 3.9%
Ardmore Shipping Corp.	2,883	$43,966
BKV Corp.(1)	2,075	59,179

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp.	6,077	$ 420,650
Calumet, Inc.(1)	5,763	206,892
Centrus Energy Corp., Class A(1)(2)	1,369	237,645
Clean Energy Fuels Corp.(1)	16,735	41,503
CNX Resources Corp.(1)	11,281	434,883
Comstock Resources, Inc.(1)	6,192	130,527
Core Natural Resources, Inc.	4,138	433,373
Crescent Energy Co., Class A	21,075	284,513
CVR Energy, Inc.(1)	2,585	86,985
Delek U.S. Holdings, Inc.	4,990	224,899
DHT Holdings, Inc.	10,652	194,612
Diversified Energy Co.	4,832	84,270
Dorian LPG Ltd.	3,106	106,225
Empire Petroleum Corp.(1)(2)	508	1,504
Encore Energy Corp.(1)	15,568	28,022
Energy Fuels, Inc.(1)(2)	18,870	344,378
Epsilon Energy Ltd.	1,966	12,111
Evolution Petroleum Corp.	2,605	11,931
Excelerate Energy, Inc., Class A	1,924	64,300
Flex LNG Ltd.(1)	2,540	75,463
FutureFuel Corp.	1,874	7,215
Gevo, Inc.(1)	19,627	53,582
Golar LNG Ltd.	7,934	429,309
Granite Ridge Resources, Inc.	5,158	30,277
Green Plains, Inc.(1)	5,782	95,114
Gulfport Energy Corp.(1)	1,306	276,310
HighPeak Energy, Inc.	1,867	12,882
Infinity Natural Resources, Inc., Class A(1)	1,286	22,646
International Seaways, Inc.	3,361	244,950
Kinetik Holdings, Inc.	3,703	179,262
Kolibri Global Energy, Inc.(1)(2)	3,601	19,769
Kosmos Energy Ltd.(1)	39,642	110,205
Lightbridge Corp.(1)	1,914	20,403
Magnolia Oil & Gas Corp., Class A	14,700	464,079
Murphy Oil Corp.	10,979	452,884
NACCO Industries, Inc., Class A	304	15,799
Navigator Holdings Ltd.	2,732	52,810
New Fortress Energy, Inc.(1)	17,273	10,191
NextDecade Corp.(1)	14,348	109,906
NextNRG, Inc.(1)	1,789	716
Nordic American Tankers Ltd.	17,137	100,423
Northern Oil & Gas, Inc.	8,104	236,880
OPAL Fuels, Inc., Class A(1)	2,158	5,438
Par Pacific Holdings, Inc.(1)	4,044	253,316
PBF Energy, Inc., Class A	7,006	333,626
Peabody Energy Corp.	10,228	337,013
Prairie Operating Co.(1)	410	832
PrimeEnergy Resources Corp.(1)	61	14,204
REX American Resources Corp.(1)	2,476	112,831
Riley Exploration Permian, Inc.	1,189	43,339
Sable Offshore Corp.(1)	10,190	168,339
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc.	2,582	$ 42,112
Scorpio Tankers, Inc.	3,719	277,661
SFL Corp. Ltd.	10,137	109,378
SM Energy Co.	20,412	636,446
Summit Midstream Corp.(1)	708	21,410
Talos Energy, Inc.(1)	10,061	158,561
Teekay Corp. Ltd.	4,401	53,736
Teekay Tankers Ltd., Class A	2,007	147,153
Uranium Energy Corp.(1)	39,575	534,262
VAALCO Energy, Inc.	8,591	54,467
Verde Clean Fuels, Inc.(1)	355	600
Vitesse Energy, Inc.(2)	2,464	44,746
W&T Offshore, Inc.	9,698	33,070
World Kinect Corp.	4,616	106,491
XCF Global, Inc., Class A(1)	2,950	1,078
		$9,963,552
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$23,770
Magnera Corp.(1)	2,594	24,669
Sylvamo Corp.	2,874	121,398
		$169,837
Passenger Airlines — 0.4%
Allegiant Travel Co.(1)	1,208	$97,896
flyExclusive, Inc.(1)	435	983
Frontier Group Holdings, Inc.(1)	4,743	16,743
JetBlue Airways Corp.(1)(2)	24,119	106,606
Joby Aviation, Inc.(1)	47,958	396,133
SkyWest, Inc.(1)	3,286	301,754
Sun Country Airlines Holdings, Inc.(1)	4,275	70,623
		$990,738
Personal Care Products — 0.2%
Beauty Health Co.(1)	11,674	$10,390
Edgewell Personal Care Co.	3,808	81,263
FitLife Brands, Inc.(1)(2)	399	5,666
Herbalife Ltd.(1)	8,448	124,354
Honest Co., Inc.(1)	9,534	28,030
Interparfums, Inc.	1,533	139,258
Lifevantage Corp.	1,080	4,665
Medifast, Inc.(1)(2)	1,067	10,873
Nature's Sunshine Products, Inc.(1)	1,359	32,602
Niagen Bioscience, Inc.(1)	4,797	21,155
Nu Skin Enterprises, Inc., Class A	4,085	29,739
Olaplex Holdings, Inc.(1)	13,585	27,577
USANA Health Sciences, Inc.(1)	1,121	19,584
Waldencast PLC, Class A(1)(2)	3,615	3,433
		$538,589

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 2.3%
Aardvark Therapeutics, Inc.(1)(2)	578	$ 2,179
Aclaris Therapeutics, Inc.(1)	9,267	34,751
Alumis, Inc.(1)	5,609	123,566
Amneal Pharmaceuticals, Inc.(1)	12,572	156,270
Amphastar Pharmaceuticals, Inc.(1)	3,101	60,749
Amylyx Pharmaceuticals, Inc.(1)	7,203	100,122
ANI Pharmaceuticals, Inc.(1)	1,519	116,811
Aquestive Therapeutics, Inc.(1)	7,276	30,195
Arvinas, Inc.(1)	4,550	48,230
Atea Pharmaceuticals, Inc.(1)(2)	5,914	31,817
Axsome Therapeutics, Inc.(1)	3,381	571,457
BioAge Labs, Inc.(1)	2,470	43,200
Biote Corp., Class A(1)	2,642	3,567
Collegium Pharmaceutical, Inc.(1)	2,677	88,528
CorMedix, Inc.(1)	6,562	44,556
Crinetics Pharmaceuticals, Inc.(1)	8,090	293,829
Definium Therapeutics, Inc.(1)(2)	7,641	144,415
Edgewise Therapeutics, Inc.(1)	5,638	177,597
Enliven Therapeutics, Inc.(1)	3,449	135,201
Esperion Therapeutics, Inc.(1)	18,512	50,723
Eton Pharmaceuticals, Inc.(1)	2,167	53,482
Evolus, Inc.(1)	5,415	22,256
EyePoint, Inc.(1)	6,134	79,067
Fulcrum Therapeutics, Inc.(1)	4,898	37,568
Harmony Biosciences Holdings, Inc.(1)	3,654	102,348
Harrow, Inc.(1)(2)	2,637	92,981
Indivior Pharmaceuticals, Inc.(1)	9,848	300,167
Innoviva, Inc.(1)	6,137	142,992
Journey Medical Corp.(1)(2)	1,239	5,811
LB Pharmaceuticals, Inc.(1)	1,562	38,519
LENZ Therapeutics, Inc.(1)(2)	1,351	12,362
Ligand Pharmaceuticals, Inc.(1)	1,594	318,242
Liquidia Corp.(1)	5,365	202,475
Maze Therapeutics, Inc.(1)	2,165	64,625
MBX Biosciences, Inc.(1)	2,312	69,013
MediWound Ltd.(1)	785	12,646
Nuvation Bio, Inc.(1)	19,580	83,998
Ocular Therapeutix, Inc.(1)	15,419	130,599
Omeros Corp.(1)	5,027	53,085
Pacira BioSciences, Inc.(1)	3,345	75,597
Phathom Pharmaceuticals, Inc.(1)	3,527	39,185
Phibro Animal Health Corp., Class A	1,709	94,525
Prestige Consumer Healthcare, Inc.(1)	3,931	232,990
Rapport Therapeutics, Inc.(1)	2,310	72,280
Septerna, Inc.(1)	1,944	46,714
SIGA Technologies, Inc.	3,774	20,191
Supernus Pharmaceuticals, Inc.(1)	4,507	232,967
Tarsus Pharmaceuticals, Inc.(1)	3,272	229,531
Terns Pharmaceuticals, Inc.(1)	7,842	413,430
Theravance Biopharma, Inc.(1)	3,074	49,891
Third Harmonic Bio, Inc.(1)(3)	2,017	60
Security	Shares	Value
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.(1)	7,632	$ 91,050
Tvardi Therapeutics, Inc.(1)	349	1,110
WaVe Life Sciences Ltd.(1)	11,436	82,911
Xeris Biopharma Holdings, Inc.(1)	12,827	74,397
Zevra Therapeutics, Inc.(1)	4,591	42,788
		$ 5,879,616
Professional Services — 1.4%
Alight, Inc., Class A	36,041	$ 21,001
Asure Software, Inc.(1)	2,521	21,681
Barrett Business Services, Inc.	2,081	60,723
BlackSky Technology, Inc.(1)(2)	2,626	66,070
CBIZ, Inc.(1)	4,128	110,837
Conduent, Inc.(1)	12,458	15,946
CRA International, Inc.	553	89,520
CSG Systems International, Inc.	2,323	185,701
Exponent, Inc.	4,090	266,872
Falcon's Beyond Global, Inc., Class A(1)	1,183	16,680
First Advantage Corp.(1)	6,618	77,828
Forrester Research, Inc.(1)	966	5,467
Franklin Covey Co.(1)(2)	1,203	18,995
HireQuest, Inc.	443	4,421
Huron Consulting Group, Inc.(1)	1,425	181,673
IBEX Holdings Ltd.(1)	1,019	27,329
ICF International, Inc.	1,535	100,220
Innodata, Inc.(1)	2,569	99,215
Insperity, Inc.	3,015	81,526
Kelly Services, Inc., Class A	2,535	22,435
Kforce, Inc.	1,499	43,831
Korn Ferry	4,321	272,007
Legalzoom.com, Inc.(1)	9,913	56,207
Maximus, Inc.	4,466	286,271
Mistras Group, Inc.(1)	1,010	14,928
Planet Labs PBC(1)	22,182	619,987
Public Policy Holding Co., Inc.(1)(2)(5)	345	4,513
RCM Technologies, Inc.(1)	501	9,589
Resolute Holdings Management, Inc.(1)	359	58,266
Resources Connection, Inc.	3,200	11,936
Skillsoft Corp.(1)(2)	455	1,952
Spire Global, Inc.(1)	2,185	27,487
TIC Solutions, Inc.(1)(2)	16,209	106,655
TriNet Group, Inc.	2,501	91,111
TrueBlue, Inc.(1)	3,148	12,309
TTEC Holdings, Inc.(1)	1,918	4,795
Upwork, Inc.(1)	10,282	112,691
Verra Mobility Corp.(1)	13,351	190,786
Willdan Group, Inc.(1)	1,161	88,886
		$3,488,347
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$1,730

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Compass, Inc., Class A(1)	53,192	$ 388,833
Cushman & Wakefield Ltd.(1)	19,351	237,243
Douglas Elliman, Inc.(1)	7,487	12,279
eXp World Holdings, Inc.(2)	7,935	47,531
Forestar Group, Inc.(1)	1,808	44,187
FRP Holdings, Inc.(1)	1,176	25,731
Kennedy-Wilson Holdings, Inc.	10,111	109,401
Logistic Properties of The Americas, Class A(1)	322	1,063
Marcus & Millichap, Inc.	2,004	53,286
Maui Land & Pineapple Co., Inc.(1)	623	9,588
Newmark Group, Inc., Class A	12,022	180,210
RE/MAX Holdings, Inc., Class A(1)	1,564	9,009
Real Brokerage, Inc.(1)	9,322	23,305
RMR Group, Inc., Class A(2)	1,361	21,055
Seaport Entertainment Group, Inc.(1)(2)	762	16,368
St. Joe Co.	3,183	199,892
Stratus Properties, Inc.(1)	442	13,490
Tejon Ranch Co.(1)	2,066	38,923
Transcontinental Realty Investors, Inc.(1)	94	3,279
		$1,436,403
Residential REITs — 0.3%
BRT Apartments Corp.	1,176	$15,688
Centerspace	1,408	80,890
Clipper Realty, Inc.(2)	1,313	3,965
Independence Realty Trust, Inc.	19,668	292,856
NexPoint Residential Trust, Inc.	1,879	46,975
UMH Properties, Inc.	6,644	95,873
Veris Residential, Inc.	6,599	124,523
		$660,770
Retail REITs — 1.1%
Acadia Realty Trust	11,032	$210,932
Alexander's, Inc.	180	42,516
CBL & Associates Properties, Inc.	1,526	58,644
Curbline Properties Corp.	8,137	209,853
FrontView REIT, Inc.	1,509	23,344
Getty Realty Corp.	4,427	140,779
InvenTrust Properties Corp.	6,522	198,660
Kite Realty Group Trust	17,669	433,774
Macerich Co.	21,094	398,677
NETSTREIT Corp.	6,829	128,590
Phillips Edison & Co., Inc.	10,257	383,817
Saul Centers, Inc.	1,207	39,324
SITE Centers Corp.	4,653	25,126
Tanger, Inc.	9,393	319,174
Urban Edge Properties	10,634	212,467
Whitestone REIT	3,771	60,902
		$2,886,579
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A(1)	4,223	$ 166,175
Aehr Test Systems(1)(2)	2,361	87,546
Aeluma, Inc.(1)(2)	982	12,854
Alpha & Omega Semiconductor Ltd.(1)	2,305	51,079
Ambarella, Inc.(1)	3,404	175,221
Ambiq Micro, Inc.(1)	1,482	37,658
Atomera, Inc.(1)	2,988	11,384
Axcelis Technologies, Inc.(1)	2,521	234,655
Blaize Holdings, Inc.(1)	6,118	11,135
CEVA, Inc.(1)	1,978	36,949
Cohu, Inc.(1)	3,822	117,030
Credo Technology Group Holding Ltd.(1)	13,340	1,252,226
Diodes, Inc.(1)	3,727	254,405
FormFactor, Inc.(1)	6,437	624,325
Ichor Holdings Ltd.(1)	2,819	131,394
Impinj, Inc.(1)	2,235	229,534
indie Semiconductor, Inc., Class A(1)	16,205	52,180
Kopin Corp.(1)	15,264	34,344
Kulicke & Soffa Industries, Inc.	4,172	274,184
MaxLinear, Inc.(1)	6,821	118,617
Navitas Semiconductor Corp.(1)(2)	16,641	145,942
NVE Corp.	394	25,807
PDF Solutions, Inc.(1)	2,695	88,153
Penguin Solutions, Inc.(1)	4,350	76,560
Photronics, Inc.(1)	4,862	196,473
Power Integrations, Inc.	4,519	231,373
Rambus, Inc.(1)	8,915	766,957
Rigetti Computing, Inc.(1)	26,394	370,572
Semtech Corp.(1)	7,626	586,363
Silicon Laboratories, Inc.(1)	2,697	561,380
SiTime Corp.(1)	1,843	636,480
SkyWater Technology, Inc.(1)	2,906	79,653
Synaptics, Inc.(1)	3,207	224,618
Ultra Clean Holdings, Inc.(1)	3,732	232,056
Veeco Instruments, Inc.(1)	4,781	161,885
		$8,297,167
Software — 4.2%
8x8, Inc.(1)	11,167	$18,537
A10 Networks, Inc.	6,009	138,928
ACI Worldwide, Inc.(1)	8,405	344,689
Adeia, Inc.	9,086	218,337
Agilysys, Inc.(1)	2,102	149,536
Airship AI Holdings, Inc.(1)(2)	2,043	4,617
Alarm.com Holdings, Inc.(1)	3,980	171,896
Alkami Technology, Inc.(1)	5,701	89,335
Amplitude, Inc., Class A(1)	7,466	50,918
Appian Corp., Class A(1)	3,293	79,394
Arteris, Inc.(1)	2,703	44,437
Asana, Inc., Class A(1)	7,237	46,317
AudioEye, Inc.(1)	684	4,357

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
AvePoint, Inc.(1)	11,932	$ 113,473
Bit Digital, Inc.(1)	26,584	34,825
Bitdeer Technologies Group, Class A(1)(2)	10,024	86,708
Blackbaud, Inc.(1)	3,200	123,552
BlackLine, Inc.(1)	4,069	150,553
Blend Labs, Inc., Class A(1)	17,536	29,811
Box, Inc., Class A(1)	11,411	269,756
Braze, Inc., Class A(1)	6,929	163,594
C3.ai, Inc., Class A(1)	10,247	86,280
Cerence, Inc.(1)(2)	3,358	21,189
Chaince Digital Holdings, Inc.(1)	2,702	10,754
Cipher Digital, Inc.(1)	26,918	346,435
Cleanspark, Inc.(1)(2)	20,692	176,089
Clear Secure, Inc., Class A	7,225	349,762
Clearwater Analytics Holdings, Inc., Class A(1)	23,063	545,440
Commvault Systems, Inc.(1)	3,632	282,897
Consensus Cloud Solutions, Inc.(1)	1,622	38,506
Core Scientific, Inc.(1)	23,763	355,495
CS Disco, Inc.(1)	1,668	6,372
Daily Journal Corp.(1)	105	50,646
Digimarc Corp.(1)(2)	1,402	6,884
Digital Turbine, Inc.(1)(2)	9,410	27,101
Domo, Inc., Class B(1)(2)	3,023	9,250
D-Wave Quantum, Inc.(1)	29,938	432,005
eGain Corp.(1)(2)	1,491	11,764
EverCommerce, Inc.(1)(2)	1,500	17,145
Expensify, Inc., Class A(1)	6,105	5,311
Five9, Inc.(1)	6,386	96,876
Freshworks, Inc., Class A(1)	16,792	134,840
Hut 8 Corp.(1)	8,076	378,845
I3 Verticals, Inc., Class A(1)	1,928	43,110
Intapp, Inc.(1)	4,725	121,385
InterDigital, Inc.	2,140	646,280
Kaltura, Inc.(1)	6,855	8,363
Life360, Inc.(1)	1,664	67,925
LiveRamp Holdings, Inc.(1)	5,403	143,288
MARA Holdings, Inc.(1)(2)	31,069	253,523
Mitek Systems, Inc.(1)	3,643	49,181
N-able, Inc.(1)	6,953	32,471
NCR Voyix Corp.(1)(2)	11,626	73,593
NextNav, Inc.(1)	7,356	117,843
ON24, Inc.(1)	3,120	25,272
OneSpan, Inc.	3,016	31,758
Ooma, Inc.(1)	2,353	34,236
Pagaya Technologies Ltd., Class A(1)	4,942	57,574
PagerDuty, Inc.(1)	7,136	44,315
PAR Technology Corp.(1)	3,351	44,669
Porch Group, Inc.(1)	6,732	48,268
Progress Software Corp.(1)	3,580	91,827
Q2 Holdings, Inc.(1)	5,054	239,054
Qualys, Inc.(1)	2,968	260,739
Security	Shares	Value
Software (continued)
Rapid7, Inc.(1)	5,339	$ 29,418
Red Violet, Inc.(1)	917	31,728
ReposiTrak, Inc.(2)	1,148	8,725
Rezolve AI PLC(1)(2)	18,173	46,523
Rimini Street, Inc.(1)	3,438	11,277
Riot Platforms, Inc.(1)	28,322	350,060
Sapiens International Corp. NV(1)	2,599	113,057
SEMrush Holdings, Inc., Class A(1)	3,838	45,826
Silvaco Group, Inc.(1)	614	4,347
SoundHound AI, Inc., Class A(1)(2)	30,613	210,311
SoundThinking, Inc.(1)	986	6,527
Sprinklr, Inc., Class A(1)	9,404	56,424
Sprout Social, Inc., Class A(1)	4,319	24,618
SPS Commerce, Inc.(1)	3,184	177,253
Telos Corp.(1)	5,513	23,099
Tenable Holdings, Inc.(1)	9,713	164,295
Terawulf, Inc.(1)	25,060	361,616
Varonis Systems, Inc.(1)	9,605	206,219
Vertex, Inc., Class A(1)	5,436	64,634
Via Transportation, Inc., Class A(1)	837	12,555
Viant Technology, Inc., Class A(1)	1,602	17,942
Weave Communications, Inc.(1)	5,955	27,512
WM Technology, Inc.(1)	8,176	5,383
Workiva, Inc.(1)	4,082	243,410
Xperi, Inc.(1)	4,164	23,318
Yext, Inc.(1)	8,479	32,559
Zeta Global Holdings Corp., Class A(1)	17,220	274,142
		$10,730,908
Specialized REITs — 0.3%
Farmland Partners, Inc.	3,156	$35,442
Four Corners Property Trust, Inc.	8,781	207,671
Gladstone Land Corp.	3,332	33,986
Outfront Media, Inc.	12,216	323,724
Safehold, Inc.	4,693	63,496
Smartstop Self Storage REIT, Inc.	4,555	137,926
		$802,245
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(1)(2)	2,081	$6,326
Abercrombie & Fitch Co., Class A(1)	3,782	345,561
Academy Sports & Outdoors, Inc.	5,545	313,015
Advance Auto Parts, Inc.	5,017	264,647
American Eagle Outfitters, Inc.	12,954	216,332
America's Car-Mart, Inc.(1)(2)	764	9,726
Arhaus, Inc.	4,156	28,178
Arko Corp.	6,134	34,105
Asbury Automotive Group, Inc.(1)	1,578	308,357
BARK, Inc.(1)	9,359	4,741
Barnes & Noble Education, Inc.(1)	1,528	13,492
Bed Bath & Beyond, Inc.(1)	4,596	21,325

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Boot Barn Holdings, Inc.(1)	2,552	$ 373,511
Buckle, Inc.	2,640	132,950
Build-A-Bear Workshop, Inc.	1,039	38,911
Caleres, Inc.	2,760	29,090
Camping World Holdings, Inc., Class A	5,036	34,396
Citi Trends, Inc.(1)	488	21,140
Designer Brands, Inc., Class A	2,771	15,767
Envela Corp.(1)	679	11,312
EVgo, Inc.(1)(2)	10,710	18,421
Genesco, Inc.(1)	983	28,497
Group 1 Automotive, Inc.	961	317,735
Haverty Furniture Cos., Inc.	1,371	29,038
J Jill, Inc.	376	4,309
Lands' End, Inc.(1)(2)	1,134	12,746
MarineMax, Inc.(1)	1,585	42,890
Monro, Inc.	2,497	40,052
National Vision Holdings, Inc.(1)	6,513	168,687
OneWater Marine, Inc., Class A(1)	953	9,006
Outdoor Holding Co.(1)	6,601	13,268
Petco Health & Wellness Co., Inc.(1)	8,134	22,613
RealReal, Inc.(1)	7,960	72,277
Revolve Group, Inc.(1)	3,388	76,603
Sally Beauty Holdings, Inc.(1)	8,454	117,088
Shoe Carnival, Inc.	1,826	28,467
Signet Jewelers Ltd.	3,243	274,488
Sleep Number Corp.(1)	2,108	3,784
Sonic Automotive, Inc., Class A	1,251	85,781
Stitch Fix, Inc., Class A(1)	9,002	29,797
ThredUp, Inc., Class A(1)	7,726	25,341
Torrid Holdings, Inc.(1)	979	1,743
Upbound Group, Inc.	4,388	79,203
Urban Outfitters, Inc.(1)	5,346	338,669
Victoria's Secret & Co.(1)	5,791	268,471
Warby Parker, Inc., Class A(1)	8,210	172,985
Winmark Corp.	249	106,460
Zumiez, Inc.(1)	1,196	26,503
		$4,637,804
Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming, Inc.(1)	4,765	$26,446
CPI Card Group, Inc.(1)	351	5,093
Diebold Nixdorf, Inc.(1)	1,982	149,522
Eastman Kodak Co.(1)	5,147	46,580
GPGI, Inc., Class A	14,566	249,079
Immersion Corp.	2,586	14,119
IonQ, Inc.(1)(2)	28,254	814,563
Quantum Computing, Inc.(1)(2)	16,370	112,134
Turtle Beach Corp.(1)	1,190	12,067
Xerox Holdings Corp.(2)	9,840	12,694
		$1,442,297
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	9,726	$ 171,372
Carter's, Inc.	2,975	106,386
Ermenegildo Zegna NV	5,162	53,788
Figs, Inc., Class A(1)	7,393	109,195
G-III Apparel Group Ltd.	3,230	89,471
Kontoor Brands, Inc.	4,605	323,686
Lakeland Industries, Inc.(2)	935	7,658
Movado Group, Inc.	1,246	30,427
Oxford Industries, Inc.	1,181	45,480
Rocky Brands, Inc.	588	22,767
Steven Madden Ltd.	6,000	203,520
Superior Group of Cos., Inc.	1,274	12,944
Wolverine World Wide, Inc.	6,735	109,915
		$1,286,609
Tobacco — 0.1%
Ispire Technology, Inc.(1)(2)	1,837	$3,380
Turning Point Brands, Inc.	1,430	124,110
Universal Corp.	2,022	106,559
		$234,049
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc.	2,313	$12,421
BlueLinx Holdings, Inc.(1)	640	34,675
Boise Cascade Co.	3,041	230,660
Custom Truck One Source, Inc.(1)	5,004	32,876
Distribution Solutions Group, Inc.(1)	894	23,459
DNOW, Inc.(1)	15,368	183,033
DXP Enterprises, Inc.(1)	1,087	151,886
EVI Industries, Inc.	392	8,067
GATX Corp.	2,976	508,122
Global Industrial Co.	1,285	40,503
Herc Holdings, Inc.	2,654	264,206
Hudson Technologies, Inc.(1)	3,215	18,904
Karat Packaging, Inc.	698	19,488
McGrath RentCorp	2,052	226,295
NPK International, Inc.(1)	6,561	95,069
Rush Enterprises, Inc., Class A	5,108	337,690
Rush Enterprises, Inc., Class B	716	46,075
Titan Machinery, Inc.(1)	2,046	34,209
Transcat, Inc.(1)	849	62,359
Willis Lease Finance Corp.	238	40,522
Xometry, Inc., Class A(1)(2)	3,633	148,372
		$2,518,891
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)(2)	2,172	$20,916
		$20,916

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
American States Water Co.	3,234	$ 244,555
Cadiz, Inc.(1)(2)	3,349	16,444
California Water Service Group	4,856	220,171
Consolidated Water Co. Ltd.	1,262	41,797
Global Water Resources, Inc.	641	4,865
H2O America	2,661	156,121
Middlesex Water Co.	1,491	77,607
Pure Cycle Corp.(1)	1,502	15,110
York Water Co.	1,406	42,813
		$819,483
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	6,590	$26,492
Spok Holdings, Inc.	2,080	22,672
Telephone and Data Systems, Inc.	8,083	340,294
		$389,458
Total Common Stocks (identified cost $165,295,017)		$242,741,028

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
iShares Russell 2000 ETF(2)	12,500	$ 3,100,000
Total Exchange-Traded Funds (identified cost $2,158,725)		$ 3,100,000

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
89bio, Inc. CVR, Exp. 12/31/35(1)(2)(3)(4)	10,427	$ 3,545
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31(1)(3)(4)	5,840	3,796
Cargo Therapeutics, Inc. CVR(1)(2)(3)(4)	3,478	317
Cartesian Therapeutics, Inc. CVR(1)(2)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Metsera, Inc. CVR, Exp. 12/31/29(1)(3)(4)	4,460	21,854
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34(1)(2)(3)(4)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	610
Sage Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	5,253	946
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$39,474
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%†
M-Tron Industries, Inc. Exp. 4/15/26(1)	251	$ 527
		$ 527
Food Products — 0.0%†
TreeHouse Foods, Inc. CVR, Exp. 2/11/33(1)(3)(4)	4,202	$ 8,110
		$ 8,110
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$ 2,313
Paragon 28, Inc. CVR, Exp. 12/31/26(1)(2)(3)(4)	3,915	352
		$2,665
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$84
Avadel Pharmaceuticals PLC CVR, Exp. 12/31/28(1)(3)(4)	7,464	4,777
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	1,124
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	70
scPharmaceuticals, Inc. CVR, Exp. 12/31/26(1)(3)(4)	2,385	763
		$6,818
Total Rights (identified cost $60,443)		$61,386

Short-Term Investments — 3.8%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(6)	5,517,139	$ 5,517,139
Total Affiliated Fund (identified cost $5,517,139)		$ 5,517,139
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(7)	2,066,337	$ 2,066,337
Total Securities Lending Collateral (identified cost $2,066,337)		$ 2,066,337

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(8)	$2,000	$ 1,977,484
Total U.S. Treasury Obligations (identified cost $1,977,820)		$ 1,977,484
Total Short-Term Investments (identified cost $9,561,296)		$ 9,560,960
Total Investments — 100.7% (identified cost $177,075,481)		$255,463,374

Other Assets, Less Liabilities — (0.7)%	$ (1,684,926)
Net Assets — 100.0%	$253,778,448

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $8,662,670 and the total market value of the collateral received by the Fund was $8,566,199, comprised of cash of $2,066,337 and U.S. government and/or agencies securities of $6,499,862.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $59,133, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $4,513 or less than 0.05% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	63	Long	6/18/26	$7,913,430	$(74,840)
					$(74,840)
Restricted Securities
Description	Acquisition Dates	Cost
89bio, Inc. CVR, Exp. 12/31/35	10/31/25	$3,545
Aduro Biotech, Inc. CVR	10/2/20	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31	12/10/25	3,796
Alimera Sciences, Inc. CVR	9/17/24	84
Avadel Pharmaceuticals PLC CVR, Exp. 12/31/28	2/13/26	4,777
Cargo Therapeutics, Inc. CVR	8/20/25	0
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	0
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	$2,218
Metsera, Inc. CVR, Exp. 12/31/29	11/14/25	21,854
OmniAb, Inc. ($12.50 earnout shares)	12/5/22	0
OmniAb, Inc. ($15.00 earnout shares)	12/5/22	0
Paragon 28, Inc. CVR, Exp. 12/31/26	4/21/25	352
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34	1/10/25	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Sage Therapeutics, Inc. CVR, Exp. 12/31/30	1/8/25	945
scPharmaceuticals, Inc. CVR, Exp. 12/31/26	10/8/25	763
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
TreeHouse Foods, Inc. CVR, Exp. 2/11/33	2/11/26	8,110
		$58,921

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,517,139, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,742,507	$8,584,310	$(8,809,678)	$ —	$ —	$5,517,139	$58,334	5,517,139

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$242,740,968(2)	$ —	$60	$242,741,028
Exchange-Traded Funds	3,100,000	—	—	3,100,000
Rights	527	—	60,859	61,386
Short-Term Investments:
Affiliated Fund	5,517,139	—	—	5,517,139
Securities Lending Collateral	2,066,337	—	—	2,066,337
U.S. Treasury Obligations	—	1,977,484	—	1,977,484
Total Investments	$253,424,971	$1,977,484	$60,919	$255,463,374
Liability Description
Futures Contracts	$(74,840)	$ —	$ —	$(74,840)
Total	$(74,840)	$ —	$ —	$(74,840)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.